Schedule of Investments PIMCO Fixed Income SHares: Series C	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
AAdvantage Loyalty IP Ltd. TBD% due 04/20/2028		$1,300	$1,332
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		5,628	5,640
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		5,078	4,928

Total Loan Participations and Assignments (Cost $11,927)			11,900

CORPORATE BONDS & NOTES 44.0%
BANKING & FINANCE 27.4%
American Assets Trust LP 3.375% due 02/01/2031		4,000	3,939
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	5,025
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,339
Bank of America Corp. 3.419% due 12/20/2028 •		25,728	27,645
Barclays Bank PLC 7.625% due 11/21/2022 (c)		2,952	3,241
Barclays PLC
3.375% due 04/02/2025 •	EUR	2,300	2,947
7.875% due 03/15/2022 •(b)(c)		$600	632
7.875% due 09/15/2022 •(b)(c)	GBP	1,200	1,780
BNP Paribas S.A.
4.400% due 08/14/2028		$14,700	16,768
4.625% due 02/25/2031 •(b)(c)		1,900	1,893
4.705% due 01/10/2025 •		8,000	8,802
BPCE S.A. 5.150% due 07/21/2024		1,000	1,120
Brookfield Finance, Inc. 3.500% due 03/30/2051		7,100	6,797
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	4,185
CI Financial Corp. 3.200% due 12/17/2030		3,200	3,186
Cooperatieve Rabobank UA
4.375% due 08/04/2025		6,300	6,981
6.625% due 06/29/2021 •(b)(c)	EUR	800	953
Credit Agricole S.A.
6.500% due 06/23/2021 •(b)(c)		1,100	1,308
7.500% due 06/23/2026 •(b)(c)	GBP	100	163
Credit Suisse AG 6.500% due 08/08/2023 (c)		$7,466	8,239
Credit Suisse Group AG 7.500% due 07/17/2023 •(b)(c)		10,000	10,599
Crown Castle International Corp. 4.300% due 02/15/2029		3,000	3,366
CyrusOne LP 1.450% due 01/22/2027	EUR	350	414
Deutsche Bank AG
2.129% due 11/24/2026 •(d)		$1,400	1,404
3.729% due 01/14/2032 •(d)		1,200	1,165
3.961% due 11/26/2025 •		9,000	9,753
4.250% due 10/14/2021		16,975	17,293
Discover Financial Services 4.500% due 01/30/2026		7,000	7,903
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		3,144	3,134
Erste Group Bank AG 8.875% due 10/15/2021 •(b)(c)	EUR	200	245
Fairfax Financial Holdings Ltd. 4.230% due 06/14/2029	CAD	300	251
First American Financial Corp. 4.000% due 05/15/2030		$3,850	4,170
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,683
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	4,200	5,847
3.096% due 05/04/2023		$1,000	1,018

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

3.550% due 10/07/2022		5,000	5,128
3.810% due 01/09/2024		2,000	2,065
4.375% due 08/06/2023		7,000	7,339
5.584% due 03/18/2024		400	432
5.875% due 08/02/2021		1,000	1,015
GLP Capital LP
4.000% due 01/15/2030		2,278	2,374
5.250% due 06/01/2025		2,450	2,753
5.300% due 01/15/2029		3,150	3,540
Goldman Sachs Group, Inc. 3.850% due 01/26/2027		25,000	27,436
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	3,403
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,499
5.875% due 09/28/2026 •(b)(c)	GBP	11,600	17,692
6.375% due 09/17/2024 •(b)(c)		$1,200	1,307
6.500% due 03/23/2028 •(b)(c)		200	225
ING Groep NV 4.625% due 01/06/2026		5,000	5,672
Intesa Sanpaolo SpA 3.375% due 01/12/2023		10,400	10,844
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,806
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(b)(c)		7,100	8,129
Morgan Stanley
3.591% due 07/22/2028 •		12,000	13,093
4.000% due 07/23/2025		6,900	7,662
7.500% due 04/02/2032 þ(d)		7,000	5,600
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	1,600	2,303
Natwest Group PLC 8.625% due 08/15/2021 •(b)(c)		$17,400	17,852
New York Life Insurance Co. 4.450% due 05/15/2069		7,000	8,288
Nissan Motor Acceptance Corp.
2.600% due 09/28/2022		1,900	1,947
2.750% due 03/09/2028		3,000	2,980
3.875% due 09/21/2023		1,600	1,707
Nordea Bank Abp 6.625% due 03/26/2026 •(b)(c)		5,000	5,717
OneMain Finance Corp. 6.125% due 05/15/2022		7,700	8,085
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		7,700	8,376
Piper Jaffray Cos. 4.740% due 10/15/2021		4,000	4,025
Societe Generale S.A. 5.375% due 11/18/2030 •(b)(c)		5,400	5,569
Synchrony Financial 3.950% due 12/01/2027		1,100	1,186
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		6,500	6,336
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	375	665
5.744% due 04/13/2040		1,049	1,901
5.801% due 10/13/2040		6,863	12,466
UBS AG 7.625% due 08/17/2022 (c)		$4,800	5,234
UBS Group AG
4.375% due 02/10/2031 •(b)(c)		600	593
5.750% due 02/19/2022 •(b)(c)	EUR	2,500	3,052
7.125% due 08/10/2021 •(b)(c)		$400	408
UniCredit SpA 9.250% due 06/03/2022 •(b)(c)	EUR	200	256
Wells Fargo & Co.
2.879% due 10/30/2030 •		$10,000	10,309
4.150% due 01/24/2029		5,400	6,090

			423,547

INDUSTRIALS 14.6%
Air Canada Pass-Through Trust
3.750% due 06/15/2029		2,349	2,402
5.000% due 06/15/2025		4,031	4,051
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		3,267	3,585
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,781	1,779
3.375% due 11/01/2028		6,234	6,073
3.575% due 07/15/2029		2,121	2,154
3.650% due 02/15/2029		2,818	2,849
3.700% due 04/01/2028		2,810	2,796
American Airlines, Inc.
5.500% due 04/20/2026		900	938

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

5.750% due 04/20/2029		900	958
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,719
Bacardi Ltd. 4.450% due 05/15/2025		6,300	7,010
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	7,798
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,930	2,929
Charter Communications Operating LLC
4.908% due 07/23/2025		800	907
5.125% due 07/01/2049		2,000	2,254
Citrix Systems, Inc. 3.300% due 03/01/2030		2,350	2,420
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,561	1,615
4.150% due 10/11/2025		1,072	1,122
DAE Funding LLC
1.625% due 02/15/2024		4,200	4,195
2.625% due 03/20/2025		1,000	1,009
5.250% due 11/15/2021		6,300	6,426
Dell International LLC
4.900% due 10/01/2026		1,000	1,135
5.300% due 10/01/2029		1,000	1,171
5.850% due 07/15/2025		1,300	1,517
6.020% due 06/15/2026		3,700	4,384
6.200% due 07/15/2030		2,000	2,486
Ecopetrol S.A. 5.875% due 09/18/2023		3,400	3,760
Energy Transfer Operating LP
3.750% due 05/15/2030		450	464
4.050% due 03/15/2025		500	541
5.250% due 04/15/2029		11,400	12,985
EQM Midstream Partners LP 4.125% due 12/01/2026		800	795
Expedia Group, Inc. 6.250% due 05/01/2025		1,318	1,525
Ferguson Finance PLC 3.250% due 06/02/2030		2,500	2,637
Ford Foundation 2.815% due 06/01/2070		8,100	7,338
Huntsman International LLC 4.500% due 05/01/2029		1,700	1,885
Hyatt Hotels Corp. 3.191% (US0003M + 3.000%) due 09/01/2022 ~		6,000	6,047
Imperial Brands Finance PLC 3.875% due 07/26/2029		4,000	4,268
Kansas City Southern 4.200% due 11/15/2069		4,600	4,790
Kraft Heinz Foods Co. 3.000% due 06/01/2026		2,405	2,533
Las Vegas Sands Corp.
3.200% due 08/08/2024		2,600	2,712
3.500% due 08/18/2026		5,050	5,269
Magellan Health, Inc. 4.900% due 09/22/2024		8,500	9,143
Marvell Technology Group Ltd. 4.875% due 06/22/2028		5,500	6,312
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069		4,500	5,248
Mileage Plus Holdings LLC 6.500% due 06/20/2027		2,000	2,195
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		2,000	2,120
Northwest Airlines Pass-Through Trust 7.041% due 10/01/2023		850	850
Ooredoo International Finance Ltd. 5.000% due 10/19/2025		4,500	5,179
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	100	127
5.750% due 10/15/2027	GBP	600	901
Sands China Ltd. 4.600% due 08/08/2023		$15,400	16,507
Syngenta Finance NV 4.441% due 04/24/2023		2,500	2,621
T-Mobile USA, Inc. 2.625% due 04/15/2026		2,200	2,245
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,788
Trustees of the University of Pennsylvania 3.610% due 02/15/2119		6,500	6,453
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		639	629
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,926	4,803
2.875% due 04/07/2030		1,767	1,799

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

3.450% due 01/07/2030	1,834	1,842
4.000% due 10/11/2027	1,219	1,264
5.875% due 04/15/2029	11,807	13,117
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030	1,300	1,413
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	1,400	1,597

		225,384

UTILITIES 2.0%
AT&T, Inc. 3.650% due 06/01/2051	10,000	9,689
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	2,500	2,779
Jersey Central Power & Light Co. 4.700% due 04/01/2024	785	855
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	225	223
ONEOK, Inc. 2.750% due 09/01/2024	2,000	2,100
Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,928
3.500% due 06/15/2025	1,200	1,273
3.750% due 07/01/2028	1,800	1,910
3.950% due 12/01/2047	2,400	2,218
4.300% due 03/15/2045	700	683
4.500% due 07/01/2040	1,800	1,830
4.550% due 07/01/2030	3,400	3,690

		30,178

Total Corporate Bonds & Notes (Cost $641,544)		679,109

MUNICIPAL BONDS & NOTES 2.5%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,995	3,796

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	50	51
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	114	126
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,095	1,361

		1,538

NEW JERSEY 0.3%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	5,166

NEW YORK 0.7%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	11,700	11,429

TEXAS 0.2%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,510	3,526

VIRGINIA 0.3%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,500	4,782

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	9,000	9,155

Total Municipal Bonds & Notes (Cost $39,702)		39,392

U.S. GOVERNMENT AGENCIES 22.6%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038	30	34
Ginnie Mae, TBA 2.500% due 05/01/2051	77,400	79,713
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 01/01/2049	10,985	11,785
4.500% due 08/01/2039 - 11/01/2041	141	157

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2036 - 06/01/2051		258,000	257,888

Total U.S. Government Agencies (Cost $351,197)			349,577

U.S. TREASURY OBLIGATIONS 33.3%
U.S. Treasury Bonds
1.250% due 05/15/2050		15,000	11,325
1.375% due 11/15/2040 (f)		22,700	19,316
1.375% due 08/15/2050 (f)		20,600	16,081
1.625% due 11/15/2050 (f)		48,400	40,346
2.250% due 08/15/2049 (f)(h)(j)		22,600	21,862
2.375% due 11/15/2049 (f)		39,700	39,457
3.000% due 02/15/2049 (f)		4,200	4,720
U.S. Treasury Notes
0.625% due 12/31/2027 (f)(h)		111,100	105,801
0.625% due 05/15/2030 (f)		72,600	66,083
0.750% due 01/31/2028 (f)		160,700	154,096
0.875% due 11/15/2030 (h)		5,000	4,625
1.500% due 02/15/2030 (f)		30,800	30,429

Total U.S. Treasury Obligations (Cost $551,516)			514,141

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%
Banc of America Funding Trust 3.376% due 01/20/2047 ^~		35	33
Bear Stearns Adjustable Rate Mortgage Trust
2.664% due 05/25/2034 ~		22	20
2.694% due 10/25/2033 ~		13	13
Bear Stearns ALT-A Trust 2.967% due 02/25/2036 ^~		426	362
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		2,043	2,134
Citigroup Mortgage Loan Trust 3.258% due 04/25/2066 ~		7,473	7,548
Citigroup Mortgage Loan Trust, Inc.
2.220% due 09/25/2035 •		60	63
2.290% due 09/25/2035 •		37	39
Countrywide Alternative Loan Trust
0.509% due 05/25/2036 •		40	36
6.000% due 08/25/2034		4,592	4,764
Countrywide Home Loan Mortgage Pass-Through Trust
0.749% due 03/25/2035 •		69	62
3.115% due 08/25/2034 ^~		6	6
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.595% due 07/25/2033 ~		2	2
Credit Suisse Mortgage Capital Certificates 3.482% due 08/26/2058 ~		4,632	4,638
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~		8,450	8,559
3.007% due 10/27/2059 ~		8,071	8,149
3.322% due 10/25/2058 ~		8,120	8,188
Downey Savings & Loan Association Mortgage Loan Trust
0.630% due 08/19/2045 •		448	437
2.685% due 07/19/2044 ~		313	308
Eurosail PLC 1.030% due 06/13/2045 •	GBP	1,624	2,245
Finsbury Square PLC 0.849% due 03/16/2070 •		7,450	10,286
GreenPoint Mortgage Funding Trust 0.569% due 06/25/2045 •		$1,022	880
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.684% due 10/25/2033 ~		1	1
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •		18	18
2.841% due 09/25/2035 ~		91	92
2.929% due 09/25/2035 ~		78	80
HarborView Mortgage Loan Trust
0.300% due 01/19/2038 •		109	105
0.791% due 06/20/2035 •		175	172
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	GBP	1,307	1,809
HomeBanc Mortgage Trust
0.629% due 01/25/2036 •		$491	485
2.898% due 04/25/2037 ^~		1	1
JP Morgan Mortgage Trust
2.149% due 11/25/2033 ~		12	13
2.509% due 07/25/2035 ~		73	76
2.578% due 07/25/2035 ~		171	176
2.594% due 02/25/2035 ~		8	8
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ		3,352	3,356
MFA Trust
1.381% due 04/25/2065 ~		5,008	5,056
1.947% due 04/25/2065 ~		5,091	5,147

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~		5,000	5,009
Morgan Stanley Mortgage Loan Trust 2.782% due 08/25/2034 ~		769	798
New Residential Mortgage Loan Trust 3.578% due 08/25/2025 ~		1,178	1,202
RBSSP Resecuritization Trust 0.625% due 04/26/2037 •		358	356
Residential Accredit Loans, Inc. Trust 0.529% due 04/25/2046 •		779	317
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •	GBP	8,236	11,463
Structured Adjustable Rate Mortgage Loan Trust 2.578% due 02/25/2034 ~		$22	23
Structured Asset Mortgage Investments Trust 0.729% due 09/25/2045 •		417	416
Towd Point Mortgage Funding 0.951% due 07/20/2045 •	GBP	12,394	17,135
Uropa Securities PLC
0.277% due 06/10/2059 •		5,784	7,751
0.427% due 06/10/2059 •		1,492	1,988
0.627% due 06/10/2059 •		1,167	1,562
0.827% due 06/10/2059 •		1,243	1,666
WaMu Mortgage Pass-Through Certificates Trust
0.729% due 01/25/2045 •		$47	47
0.849% due 11/25/2034 •		552	561
1.259% due 02/25/2046 •		376	379
Warwick Finance Residential Mortgages PLC 0.999% due 12/21/2049 •	GBP	1,069	1,476

Total Non-Agency Mortgage-Backed Securities (Cost $121,434)			127,516

ASSET-BACKED SECURITIES 29.7%
ACE Securities Corp. Home Equity Loan Trust 0.889% due 04/25/2034 •		$317	313
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	8,500	9,975
Ameriquest Mortgage Securities Trust 0.499% due 03/25/2036 •		$52	52
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.024% due 01/25/2035 •		4,558	4,558
Anchorage Capital CLO Ltd. 1.611% due 07/15/2032 •		4,200	4,206
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	7,200	8,443
Atrium Corp. 1.052% due 04/22/2027 •		$5,364	5,366
Aurium CLO DAC 0.670% due 04/16/2030 •	EUR	6,850	8,037
Bear Stearns Asset-Backed Securities Trust
0.309% due 12/25/2036 •		$375	375
0.844% due 09/25/2035 •		5,901	5,890
1.109% due 10/25/2037 •		86	86
BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •	EUR	8,100	9,508
0.830% due 04/15/2034 •		6,000	7,036
0.910% due 01/15/2033 •		7,550	8,830
Cairn CLO BV
0.600% due 04/30/2031 •		6,000	7,036
0.670% due 01/31/2030 •		5,550	6,503
Cathedral Lake CLO Ltd. 1.049% due 07/15/2029 «•(a)		$12,300	12,298
Centex Home Equity Loan Trust 1.069% due 10/25/2035 •		4,279	4,277
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.039% due 05/25/2035 •		3,499	3,506
CLNC FL1 Ltd. 1.360% due 08/20/2035 •		15,000	14,995
Conseco Finance Corp.
6.220% due 03/01/2030		10	10
6.530% due 02/01/2031 ~		1,444	1,379
Crown Point CLO Ltd. 1.394% due 10/20/2028 •		8,321	8,342
CVC Cordatus Loan Fund DAC 0.630% due 09/15/2031 •	EUR	4,500	5,330
Denali Capital CLO LLC 1.265% due 10/26/2027 •		$16,421	16,442
Dryden Senior Loan Fund 1.141% due 10/15/2027 •		6,320	6,322
ECAF Ltd.
3.473% due 06/15/2040		186	182
4.947% due 06/15/2040		392	370
ECMC Group Student Loan Trust 0.859% due 02/27/2068 •		6,412	6,435
Evans Grove CLO Ltd. 1.111% due 05/28/2028 •		4,725	4,728

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

First NLC Trust 0.814% due 12/25/2035 •		230	230
Gallatin CLO Ltd. 1.541% (US0003M + 1.050%) due 07/15/2027 ~		12,026	12,028
Halcyon Loan Advisors European Funding DAC 0.770% due 01/18/2031 •	EUR	1,050	1,231
Harvest CLO DAC
0.630% due 11/18/2029 •		1,482	1,740
0.640% due 10/15/2031 •		7,500	8,792
Jamestown CLO Ltd. 1.443% due 01/17/2027 •		$2,977	2,981
Jubilee CLO BV 0.258% due 12/15/2029 •	EUR	12,674	14,840
MACH Cayman Ltd. 3.474% due 10/15/2039		$2,092	2,110
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	3,000	3,517
0.690% due 12/15/2031 •		7,300	8,646
Marble Point CLO Ltd. 1.222% due 10/15/2030 •(a)		$5,200	5,200
Merrill Lynch Mortgage Investors Trust 0.229% due 02/25/2037 •		157	65
METAL LLC 4.581% due 10/15/2042		1,981	1,636
Morgan Stanley ABS Capital, Inc. Trust
0.754% due 09/25/2035 •		176	176
1.009% due 07/25/2034 •		9,659	9,739
1.359% due 07/25/2037 •		7,000	6,784
Morgan Stanley Mortgage Loan Trust 0.469% due 04/25/2037 •		107	47
Mountain View CLO Ltd. 1.041% due 10/15/2026 •		1,471	1,470
Navient Student Loan Trust 1.159% due 12/27/2066 •		13,166	13,350
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.994% due 09/25/2035 •		780	785
OCP CLO Ltd. 1.041% due 07/15/2027 •		945	945
Residential Asset Securities Corp. Trust
0.799% due 11/25/2035 •		3,400	3,394
1.069% due 08/25/2035 •		6,189	6,163
S-Jets Ltd. 3.967% due 08/15/2042		4,734	4,651
Securitized Asset-Backed Receivables LLC Trust 0.889% due 02/25/2034 •		10,833	10,725
SLM Student Loan Trust 0.629% due 03/15/2038 •	GBP	16,883	22,566
Sound Point CLO Ltd.
1.101% due 01/23/2029 •(a)		$13,800	13,800
1.156% due 07/25/2030 •		11,700	11,700
1.274% due 10/20/2028 •		10,650	10,664
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	2,400	2,818
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		$3,774	3,797
Steele Creek CLO Ltd. 1.048% due 05/21/2029 •		4,950	4,950
Structured Asset Investment Loan Trust 0.814% due 03/25/2034 •		2,368	2,328
Symphony CLO Ltd. 1.121% due 04/15/2028 •		8,482	8,495
Telos CLO Ltd. 1.173% due 04/17/2028 •		1,841	1,841
TICP CLO Ltd. 1.064% due 04/20/2028 •		10,899	10,907
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	6,080	7,132
Towd Point Mortgage Trust 1.109% due 10/25/2059 •		$8,546	8,630
Venture CLO Ltd.
1.076% due 10/20/2028 •		8,000	8,000
1.121% due 04/15/2027 •		20,070	20,095
1.244% due 04/20/2029 •		27,430	27,443
WAVE LLC 3.597% due 09/15/2044		2,306	2,319

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 1.159% due 10/25/2034 •	160	160

Total Asset-Backed Securities (Cost $456,229)		459,720

	SHARES
PREFERRED SECURITIES 6.9%
BANKING & FINANCE 6.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(b)(c)	3,000,000	3,528
Banco Santander S.A. 6.250% due 09/11/2021 •(b)(c)	400,000	479
Bank of America Corp. 5.875% due 03/15/2028 •(b)	6,700,000	7,316
Capital Farm Credit ACA 5.000% due 03/15/2026 •(b)	4,700,000	4,818
Charles Schwab Corp.
4.000% due 12/01/2030 •(b)	11,900,000	11,713
4.625% due 03/01/2022 •(b)	4,503,000	4,576
5.000% due 12/01/2027 •(b)	5,000,000	5,185
5.375% due 06/01/2025 •(b)	1,000,000	1,107
Citigroup, Inc. 3.875% due 02/18/2026 •(b)	5,300,000	5,289
JPMorgan Chase & Co.
3.682% (US0003M + 3.470%) due 04/30/2021 ~(b)	15,109,000	15,117
5.000% due 08/01/2024 •(b)	3,600,000	3,724
MetLife Capital Trust 7.875% due 12/15/2067	600,000	835
State Street Corp. 5.625% due 12/15/2023 •(b)(f)	14,000,000	14,753
Truist Financial Corp. 5.100% due 03/01/2030 •(b)	5,000,000	5,464
Wells Fargo & Co. 5.900% due 06/15/2024 •(b)	12,700,000	13,543

		97,447

INDUSTRIALS 0.6%
General Electric Co. 3.514% due 06/15/2021 ~(b)	9,000,000	8,516

Total Preferred Securities (Cost $103,446)		105,963

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (e) 1.7%		25,527

Total Short-Term Instruments (Cost $25,527)		25,527

Total Investments in Securities (Cost $2,302,522)		2,312,845

INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	771,198	7,604

Total Short-Term Instruments (Cost $7,604)		7,604

Total Investments in Affiliates (Cost $7,604)		7,604

Total Investments 150.2% (Cost $2,310,126)		$2,320,449
Financial Derivative Instruments (g)(i) 0.5%(Cost or Premiums, net $(1,585))		8,200
Other Assets and Liabilities, net (50.7)%		(783,721)

Net Assets 100.0%		$1,544,928

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$1,400	$1,404	0.09%
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	1,200	1,165	0.08
Morgan Stanley	7.500	04/02/2032	02/11/2020	5,995	5,600	0.36

$8,595	$8,169	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	03/31/2021	04/01/2021	$25,527	U.S. Treasury Notes 0.125% due 03/31/2023	$26,038	$25,527	$25,527

Total Repurchase Agreements	$26,038	$25,527	$25,527

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	0.070%	03/22/2021	04/22/2021	$(63,660)	$(63,661)
0.100	02/18/2021	04/19/2021	(17,398)	(17,400)
BOS	(0.010)	03/18/2021	04/01/2021	(39,688)	(39,688)
JPS	0.020	02/19/2021	04/15/2021	(4,938)	(4,938)
NOM	0.080	03/18/2021	04/19/2021	(202,338)	(202,344)

Total Reverse Repurchase Agreements	$(328,031)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

GSC	0.060%	03/23/2021	04/06/2021	$(1,563)	$(1,563)
UBS	0.070	03/23/2021	04/22/2021	(71,555)	(71,557)
0.070	03/26/2021	04/26/2021	(9,480)	(9,480)

Total Sale-Buyback Transactions	$(82,600)

(f)	Securities with an aggregate market value of $410,170 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(284,388) at a weighted average interest rate of 0.063%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond June Futures	06/2021	177	$(35,552)	$7	$129	$(58)
United Kingdom Long Gilt June Futures	06/2021	1,309	(230,247)	2,615	938	(18)

Total Futures Contracts	$2,622	$1,067	$(76)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.536%	$3,700	$(140)	$213	$73	$2	$0
Auchan Holding S.A.	1.000	Quarterly	12/20/2027	1.182	EUR	1,400	(81)	62	(19)	3	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.975	2,000	(8)	13	5	3	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.035	2,000	(12)	7	(5)	5	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	1.210	$3,500	(44)	11	(33)	6	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.463	5,800	(201)	287	86	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.511	3,400	(6)	60	54	2	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.611	1,800	(29)	55	26	0	0

$(521)	$708	$187	$21	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	3.700%	Maturity	01/03/2022	BRL	625,400	$(170)	$(394)	$(564)	$40	$0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022	35,200	0	(22)	(22)	2	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022	36,400	0	(20)	(20)	3	0
Pay	3-Month CAD-Bank Bill	0.980	Semi-Annual	02/26/2024	CAD	232,300	217	354	571	0	(41)
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024	107,000	6	(17)	(11)	0	(19)

$53	$(99)	$(46)	$45	$(60)

Total Swap Agreements	$(468)	$609	$141	$66	$(60)

(h)	Securities with an aggregate market value of $16,977 and cash of $5,674 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	GBP	91,468	$129,495	$3,397	$0
04/2021	$48,594	EUR	41,372	0	(76)
04/2021	109	PLN	409	0	(5)
05/2021	EUR	41,372	$48,621	76	0
05/2021	RUB	1,200	16	0	0
BPS	04/2021	EUR	7,712	9,294	250	0
04/2021	$1,818	GBP	1,305	0	(19)
04/2021	74	PLN	275	0	(4)
06/2021	191	KRW	214,768	0	(1)
BRC	08/2021	MXN	11,314	$546	0	0
CBK	04/2021	GBP	1,446	2,010	17	0
06/2021	RUB	3,247	44	1	0
GLM	04/2021	COP	2,774,539	755	0	(3)
04/2021	RUB	2,410	32	0	0
05/2021	641	9	0	0
HUS	04/2021	EUR	33,660	40,100	626	0
04/2021	$12,217	GBP	8,767	0	(131)
04/2021	124	PLN	463	0	(7)
05/2021	RUB	704	$9	0	0
JPM	06/2021	$132	ZAR	2,023	3	0
MYI	04/2021	356	JPY	39,268	0	(2)
05/2021	JPY	39,268	$356	2	0
SCX	04/2021	EUR	71,632	87,018	3,015	0
04/2021	$113,981	GBP	82,842	234	(9)
04/2021	87	PLN	325	0	(5)
05/2021	EUR	71,632	$84,237	186	0
05/2021	GBP	82,057	112,902	0	(233)
06/2021	IDR	9,301,734	639	2	0
06/2021	INR	10,373	139	0	(1)
06/2021	$784	TWD	21,567	0	(28)
SOG	04/2021	JPY	39,268	$372	17	0
UAG	04/2021	RUB	837	11	0	0
05/2021	660	9	0	0

Total Forward Foreign Currency Contracts	$7,826	$(524)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450%	04/21/2021	19,000	$(9)	$(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	3,200	(3)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	05/19/2021	19,000	(23)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	34,900	(38)	(4)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.050	05/19/2021	4,400	(4)	0
BPS	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	18,300	(11)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	18,700	(17)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	30,500	(27)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	18,500	(19)	(2)
CBK	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	04/21/2021	4,600	(21)	(1)
DBL	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	6,400	(4)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	32,400	(47)	(2)
GST	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	18,600	(9)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	9,000	(9)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	51,600	(60)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	18,100	(19)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	05/19/2021	19,300	(23)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.050	05/19/2021	8,800	(8)	(1)
JPM	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	18,100	(20)	(2)

Total Written Options	$(371)	$(35)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.920%	$9,250	$(645)	$657	$12	$0
BRC	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.758	800	66	(23)	43	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.805	3,000	(52)	(35)	0	(87)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	900	(6)	0	0	(6)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.616	200	(7)	3	0	(4)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.805	2,200	(34)	(29)	0	(63)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.492	2,300	(21)	47	26	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.800	1,700	(14)	27	13	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.758	500	43	(16)	27	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	900	(7)	1	0	(6)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.800	1,400	(12)	23	11	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.033	2,500	(34)	31	0	(3)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	4,000	(23)	(4)	0	(27)

Total Swap Agreements							$(746)	$682	$132	$(196)

(j)

Securities with an aggregate market value of $75 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)							Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments				$0		$11,900	$0		$11,900
Corporate Bonds & Notes
Banking & Finance				0		423,547	0		423,547
Industrials				0		225,384	0		225,384
Utilities				0		30,178	0		30,178
Municipal Bonds & Notes
California				0		3,796	0		3,796
Illinois				0		1,538	0		1,538
New Jersey				0		5,166	0		5,166
New York				0		11,429	0		11,429
Texas				0		3,526	0		3,526
Virginia				0		4,782	0		4,782
West Virginia				0		9,155	0		9,155
U.S. Government Agencies				0		349,577	0		349,577
U.S. Treasury Obligations				0		514,141	0		514,141
Non-Agency Mortgage-Backed Securities				0		127,516	0		127,516
Asset-Backed Securities				0		447,422	12,298		459,720
Preferred Securities
Banking & Finance				0		97,447	0		97,447
Industrials				0		8,516	0		8,516
Short-Term Instruments
Repurchase Agreements				0		25,527	0		25,527

				$0		$2,300,547	$12,298		$2,312,845
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$7,604		$0	$0		$7,604

Total Investments				$7,604		$2,300,547	$12,298		$2,320,449

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				1,067		66	0		1,133
Over the counter				0		7,958	0		7,958

				$1,067		$8,024	$0		$9,091
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(76)		(60)	0		(136)
Over the counter				0		(755)	0		(755)

				$(76)		$(815)	$0		$(891)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2021 (Unaudited)

Total Financial Derivative Instruments	$991	$7,209	$0	$8,200

Totals	$8,595	$2,307,756	$12,298	$2,328,649

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 186.1% ¤
CORPORATE BONDS & NOTES 114.1%
BANKING & FINANCE 59.3%
AerCap Ireland Capital DAC 3.950% due 02/01/2022 (e)		$500	$512
Air Lease Corp. 2.750% due 01/15/2023 (e)		1,300	1,340
Aircastle Ltd. 5.500% due 02/15/2022 (e)		1,500	1,560
Ally Financial, Inc. 1.450% due 10/02/2023 (e)		1,000	1,016
American Tower Corp. 3.375% due 05/15/2024 (e)		1,200	1,287
Aozora Bank Ltd.
2.550% due 09/09/2022 (e)		1,300	1,331
3.810% due 09/07/2021 (e)		700	709
Aviation Capital Group LLC 2.875% due 01/20/2022 (e)		1,800	1,826
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		400	425
Barclays PLC
1.574% (US0003M + 1.380%) due 05/16/2024 ~(e)		700	710
4.338% due 05/16/2024 •(e)		1,600	1,714
BGC Partners, Inc. 5.125% due 05/27/2021		300	302
BOC Aviation Ltd.
2.375% due 09/15/2021 (e)		800	803
2.750% due 09/18/2022		300	306
3.000% due 05/23/2022 (e)		1,300	1,322
BPCE S.A. 1.652% due 10/06/2026 •(e)		1,000	999
Cantor Fitzgerald LP 6.500% due 06/17/2022 (e)		2,200	2,347
Citigroup, Inc. 1.168% (US0003M + 0.950%) due 07/24/2023 ~(e)		1,500	1,512
CK Hutchison International Ltd. 3.250% due 04/11/2024 (e)		1,000	1,072
Credit Suisse Group AG 1.424% (US0003M + 1.240%) due 06/12/2024 ~(e)		700	707
Danske Bank A/S 1.244% (US0003M + 1.060%) due 09/12/2023 ~(e)		2,400	2,421
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		56	56
Five Corners Funding Trust 4.419% due 11/15/2023 (e)		500	549
Ford Motor Credit Co. LLC
3.219% due 01/09/2022		800	811
4.250% due 09/20/2022 (e)		1,400	1,450
5.875% due 08/02/2021		600	609
GA Global Funding Trust 1.625% due 01/15/2026 (e)		400	400
General Motors Financial Co., Inc.
3.450% due 04/10/2022		270	276
3.550% due 07/08/2022 (e)		2,000	2,072
HSBC Holdings PLC
1.110% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	1,400	1,067
1.564% (US0003M + 1.380%) due 09/12/2026 ~(e)		$2,070	2,132
LeasePlan Corp. NV 2.875% due 10/24/2024 (e)		2,100	2,210
Lloyds Banking Group PLC 1.437% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	770
LSEGA Financing PLC 0.650% due 04/06/2024 (a)		$1,800	1,796
Mitsubishi UFJ Financial Group, Inc. 1.075% (US0003M + 0.860%) due 07/26/2023 ~(e)		2,000	2,025
Nationwide Building Society 3.622% due 04/26/2023 •(e)		500	516
Natwest Group PLC
1.664% (US0003M + 1.470%) due 05/15/2023 ~(e)		1,000	1,012
3.498% due 05/15/2023 •(e)		600	619
4.519% due 06/25/2024 •(e)		900	972

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

Navient Corp. 6.625% due 07/26/2021		400	408
Nissan Motor Acceptance Corp.
0.875% (US0003M + 0.650%) due 07/13/2022 ~(e)		1,000	1,001
0.883% due 09/28/2022 •(e)		1,300	1,300
0.883% due 09/28/2022 •		100	100
Nomura Holdings, Inc.
1.851% due 07/16/2025 (e)		600	599
2.648% due 01/16/2025 (e)		1,700	1,759
NTT Finance Corp. 1.162% due 04/03/2026 (e)		2,500	2,469
OneMain Finance Corp. 6.125% due 05/15/2022		400	420
ORIX Corp.
2.900% due 07/18/2022 (e)		1,200	1,237
3.200% due 01/19/2022 (e)		500	510
Pacific Life Global Funding 1.200% due 06/24/2025 (e)		1,100	1,096
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		700	731
5.250% due 08/15/2022 (e)		1,200	1,260
QNB Finance Ltd.
1.202% (US0003M + 1.000%) due 05/02/2022 ~		400	402
1.653% (US0003M + 1.450%) due 08/11/2021 ~(e)		600	603
Scentre Group Trust 3.500% due 02/12/2025 (e)		800	850
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021 (e)		1,800	1,806
3.000% due 07/15/2022		300	307
3.550% due 04/15/2024		300	319
Societe Generale S.A. 1.488% due 12/14/2026 •(e)		1,900	1,868
Standard Chartered PLC 1.319% due 10/14/2023 •		300	302
Synchrony Financial 2.850% due 07/25/2022 (e)		1,000	1,027
WEA Finance LLC 3.150% due 04/05/2022		300	306
Wells Fargo & Co.
2.509% due 10/27/2023 (d)	CAD	1,500	1,240
3.184% due 02/08/2024 (d)		1,500	1,263

			66,746

INDUSTRIALS 44.6%
7-Eleven, Inc. 0.950% due 02/10/2026 (e)		$1,000	975
Arrow Electronics, Inc. 3.500% due 04/01/2022 (e)		600	614
BAT Capital Corp. 3.557% due 08/15/2027 (e)		400	426
Berry Global, Inc.
1.570% due 01/15/2026		1,200	1,183
4.875% due 07/15/2026		600	636
Boeing Co.
2.700% due 05/01/2022 (e)		1,800	1,839
4.508% due 05/01/2023 (e)		500	535
Boral Finance Pty. Ltd. 3.000% due 11/01/2022 (e)		1,100	1,130
Broadcom, Inc.
3.459% due 09/15/2026 (e)		900	966
4.250% due 04/15/2026 (e)		1,100	1,221
Carrier Global Corp. 2.242% due 02/15/2025 (e)		800	829
CenterPoint Energy Resources Corp.
0.684% (US0003M + 0.500%) due 03/02/2023 ~		200	200
0.700% due 03/02/2023		300	300
Central Nippon Expressway Co. Ltd. 1.034% (US0003M + 0.850%) due 09/14/2021 ~(e)		1,400	1,404
Charter Communications Operating LLC
1.855% (US0003M + 1.650%) due 02/01/2024 ~		2,200	2,261
4.500% due 02/01/2024		300	328
Citrix Systems, Inc. 1.250% due 03/01/2026 (e)		400	394
Crown Castle Towers LLC 3.222% due 05/15/2042		300	302
D.R. Horton, Inc. 4.375% due 09/15/2022 (e)		1,000	1,045
Daimler Canada Finance, Inc. 3.300% due 08/16/2022 (d)	CAD	900	741
Daimler Finance North America LLC 2.550% due 08/15/2022 (e)		$1,900	1,948
Dell International LLC 5.450% due 06/15/2023 (e)		400	437
Delta Air Lines, Inc.
3.400% due 04/19/2021		1,200	1,200

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

3.625% due 03/15/2022	1,400	1,416
Energy Transfer Partners LP 5.000% due 10/01/2022	2,000	2,101
GATX Corp. 0.915% (US0003M + 0.720%) due 11/05/2021 ~	200	201
Gilead Sciences, Inc. 1.200% due 10/01/2027 (e)	700	672
Global Payments, Inc. 1.200% due 03/01/2026 (e)	700	690
Heathrow Funding Ltd. 4.875% due 07/15/2023 (e)	1,000	1,010
Hyundai Capital America
1.150% due 11/10/2022 (e)	700	704
2.850% due 11/01/2022 (e)	300	310
Imperial Brands Finance PLC
3.125% due 07/26/2024 (e)	650	687
3.750% due 07/21/2022 (e)	1,100	1,137
Kansas City Southern 3.000% due 05/15/2023 (e)	1,500	1,565
Lennar Corp. 4.500% due 04/30/2024	400	436
Marriott International, Inc. 3.125% due 10/15/2021 (e)	2,000	2,013
MGM Resorts International 7.750% due 03/15/2022	1,200	1,266
Nissan Motor Co. Ltd. 3.043% due 09/15/2023 (e)	1,000	1,047
Nutrition & Biosciences, Inc. 1.230% due 10/01/2025 (e)	1,000	983
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~	900	891
Oracle Corp. 1.650% due 03/25/2026 (d)(e)	1,300	1,311
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023 (e)	1,000	1,084
PeaceHealth Obligated Group 1.375% due 11/15/2025	300	300
Petronas Energy Canada Ltd. 2.112% due 03/23/2028	1,000	988
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022 (e)	1,100	1,143
Saudi Arabian Oil Co. 1.250% due 11/24/2023 (e)	1,100	1,108
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (e)	1,100	1,091
Sprint Spectrum Co. LLC 3.360% due 03/20/2023 (e)	100	101
Syngenta Finance NV 3.933% due 04/23/2021	200	200
Toll Brothers Finance Corp. 5.875% due 02/15/2022	2,000	2,055
Valero Energy Corp. 1.334% (US0003M + 1.150%) due 09/15/2023 ~(e)	1,000	1,003
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022 (e)	500	516
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024	800	871
4.950% due 09/15/2028	300	342
Woodside Finance Ltd. 3.650% due 03/05/2025	100	106

		50,262

UTILITIES 10.2%
AES Corp. 1.375% due 01/15/2026	1,300	1,268
AT&T, Inc. 1.084% (US0003M + 0.890%) due 02/15/2023 ~(e)	1,100	1,110
Duquesne Light Holdings, Inc. 5.900% due 12/01/2021 (e)	300	310
Enel Finance International NV 4.250% due 09/14/2023	200	217
FirstEnergy Corp. 3.350% due 07/15/2022 (e)	700	711
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	400	450
Pacific Gas & Electric Co.
1.670% (US0003M + 1.480%) due 06/16/2022 ~	200	200
1.750% due 06/16/2022 (e)	1,700	1,703
2.100% due 08/01/2027 (e)	200	196
2.950% due 03/01/2026	100	103
3.250% due 06/15/2023	100	104
3.400% due 08/15/2024	200	212
3.850% due 11/15/2023	100	106
Southern California Edison Co. 1.100% due 04/01/2024 (a)	1,000	1,001

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

Sprint Communications, Inc. 6.000% due 11/15/2022		300	321
Sprint Corp. 7.250% due 09/15/2021		1,100	1,129
Systems Energy Resources, Inc. 2.140% due 12/09/2025 (e)		1,700	1,661
Telstra Corp. Ltd. 3.125% due 04/07/2025		100	107
Verizon Communications, Inc.
0.750% due 03/22/2024 (e)		400	401
1.298% (US0003M + 1.100%) due 05/15/2025 ~(e)		200	205

			11,515

Total Corporate Bonds & Notes (Cost $126,897)			128,523

MUNICIPAL BONDS & NOTES 0.9%
ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023		300	328

PENNSYLVANIA 0.6%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.348% (US0003M + 0.130%) due 10/25/2036 ~		747	734

Total Municipal Bonds & Notes (Cost $1,036)			1,062

U.S. GOVERNMENT AGENCIES 11.9%
Fannie Mae
0.875% due 12/18/2026 (e)		5,000	4,921
1.260% due 09/25/2022 •		4	4
Federal Home Loan Bank
0.900% due 02/26/2027 (e)		2,500	2,452
1.020% due 02/24/2027 (e)		4,000	3,947
Freddie Mac
2.156% due 07/15/2035 •		1,900	1,927
4.106% due 01/15/2022 •		1	1
Ginnie Mae
0.561% due 10/20/2037 •		29	29
0.800% due 08/20/2061 •		2	2
0.920% due 05/20/2066 •		144	146

Total U.S. Government Agencies (Cost $13,579)			13,429

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.7%
AREIT Trust 2.726% due 04/15/2037 •		500	508
Avon Finance PLC 0.949% due 09/20/2048 •	GBP	847	1,170
Banc of America Funding Trust
0.711% due 02/20/2035 •		$1	1
2.809% due 09/20/2034 ~		37	37
Bancorp Commercial Mortgage Trust 1.156% due 09/15/2036 •		112	112
Bear Stearns Adjustable Rate Mortgage Trust
2.215% due 04/25/2033 ~		20	21
2.323% due 01/25/2034 ~		6	6
2.902% due 11/25/2034 ~		24	24
Brass PLC 0.894% due 11/16/2066 •		111	112
BX Commercial Mortgage Trust 0.806% due 01/15/2034 •		1,200	1,199
BXMT Ltd. 1.508% due 03/15/2037 •		1,100	1,105
Citigroup Mortgage Loan Trust 2.530% due 10/25/2035 •		3	3
Countrywide Alternative Loan Trust 0.429% due 07/25/2036 •		49	54
Credit Suisse First Boston Mortgage Securities Corp.
3.214% due 06/25/2033 ~		10	10
6.500% due 04/25/2033		42	43
GCCFC Commercial Mortgage Trust 0.906% due 02/15/2038 •		200	200
Gemgarto PLC 0.000% due 12/16/2067 •	GBP	1,800	2,486
GSR Mortgage Loan Trust
2.030% due 08/25/2033 •		$55	54
2.929% due 09/25/2035 ~		3	3
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	GBP	776	1,074
Impac CMB Trust
0.749% due 03/25/2035 •		$237	242
1.109% due 07/25/2033 •		160	156

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust 1.556% due 12/15/2031 •		942	934
JP Morgan Mortgage Trust
2.490% due 02/25/2034 ~		24	25
2.594% due 02/25/2035 ~		2	2
2.643% due 04/25/2035 ~		64	68
2.941% due 09/25/2034 ~		5	6
3.020% due 06/25/2035 ~		9	9
Lanark Master Issuer PLC 0.952% due 12/22/2069 •		850	852
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		861	867
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.586% due 06/15/2030 •		10	10
2.610% due 10/20/2029 •		9	9
Merrill Lynch Mortgage Investors Trust
0.339% due 04/25/2029 •		4	4
0.749% due 10/25/2028 •		3	3
2.787% due 02/25/2035 ~		80	81
MF1 Ltd. 1.239% due 12/25/2034 •		1,438	1,444
MF1 Multifamily Housing Mortgage Loan Trust 0.958% due 07/15/2036 •		1,100	1,104
MFA Trust 1.381% due 04/25/2065 ~		501	506
Morgan Stanley Mortgage Loan Trust 2.538% due 11/25/2034 ~		4	4
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		817	853
2.750% due 11/25/2059 ~		842	879
3.500% due 12/25/2057 ~		1,161	1,217
Prime Mortgage Trust 0.509% due 02/25/2034 •		5	5
Sequoia Mortgage Trust
0.810% due 10/19/2026 •		53	52
0.871% due 10/20/2027 •		6	6
Stratton Mortgage Funding PLC 0.000% due 07/20/2060 •	GBP	200	276
Structured Asset Mortgage Investments Trust
0.690% due 07/19/2034 •		$26	26
0.770% due 09/19/2032 •		6	6
6.143% due 06/25/2029 ~		4	4
Thornburg Mortgage Securities Trust
0.749% due 09/25/2043 •		4	4
2.318% due 04/25/2045 ~		13	13
Towd Point Mortgage Funding PLC 1.058% due 10/20/2051 •	GBP	343	476
Trinity Square PLC 0.000% due 07/15/2059 •		1,000	1,379
VMC Finance LLC 1.028% due 10/15/2035 •		$131	132
WaMu Mortgage Pass-Through Certificates Trust
0.649% due 12/25/2045 •		123	125
0.689% due 10/25/2045 •		20	20
0.849% due 11/25/2034 •		45	45
0.909% due 06/25/2044 •		17	17
1.659% due 06/25/2042 •		4	4
Wells Fargo Commercial Mortgage Trust 0.956% due 12/13/2031 •		1,000	985

Total Non-Agency Mortgage-Backed Securities (Cost $20,829)			21,072

ASSET-BACKED SECURITIES 37.3%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		777	783
American Money Management Corp. CLO Ltd. 1.167% due 04/14/2029 •		200	200
Amortizing Residential Collateral Trust 1.109% due 10/25/2034 •		192	192
Bear Stearns Asset-Backed Securities Trust
0.909% due 10/27/2032 •		31	30
1.234% due 03/25/2035 •		1,000	996
1.309% due 01/25/2045 •		252	253
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	2,000	2,344
Carrington Mortgage Loan Trust 1.344% due 10/20/2029 •		$1,000	1,001
Catamaran CLO Ltd. 0.000% due 01/18/2029 •		1,200	1,201
Chase Funding Trust 0.849% due 10/25/2032 •		56	56
Countrywide Asset-Backed Certificates Trust 0.589% due 05/25/2036 •		500	496
Delta Funding Home Equity Loan Trust 0.926% due 09/15/2029 •		5	5

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

Fair Oaks Loan Funding DAC 1.900% due 07/15/2031 •	EUR	800	943
Finance America Mortgage Loan Trust 0.934% due 08/25/2034 •		$119	118
First Franklin Mortgage Loan Trust 0.429% due 04/25/2036 •		1,092	1,063
FirstKey Homes Trust 1.266% due 10/19/2037		499	495
Ford Auto Securitization Trust 0.887% due 08/15/2024	CAD	2,100	1,677
GSAMP Trust 0.369% due 06/25/2036 •		$800	783
Gulf Stream Meridian Ltd. 2.441% due 10/15/2029 •		900	904
Halcyon Loan Advisors Funding Ltd. 1.143% due 04/20/2027 •		267	267
Harvest CLO DAC 0.000% due 07/15/2031 (a)(b)	EUR	400	469
HERA Commercial Mortgage Ltd. 0.000% due 02/18/2038 •		$900	901
Jamestown CLO Ltd. 1.394% due 10/20/2028 •		1,099	1,100
Jubilee CLO BV 0.000% due 04/15/2030 •(a)	EUR	1,200	1,407
LCM LP 1.264% due 10/20/2027 •		$222	222
MF1 Ltd. 1.806% due 11/15/2035 •		600	604
MidOcean Credit CLO 1.474% due 01/20/2029 •		800	801
Monarch Grove CLO 1.098% due 01/25/2028 •		977	976
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		1,198	1,203
1.690% due 05/15/2069		1,617	1,645
New Century Home Equity Loan Trust 1.039% due 11/25/2034 •		709	698
NovaStar Mortgage Funding Trust 0.769% due 01/25/2036 •		1,170	1,165
Palmer Square CLO Ltd. 1.044% due 08/15/2026 •		389	389
Palmer Square Loan Funding Ltd.
0.982% due 02/20/2028 •		785	785
1.118% due 10/24/2027 •		910	910
PFS Financing Corp. 0.930% due 08/15/2024		200	201
RAAC Trust 0.659% due 01/25/2046 •		823	821
Residential Mortgage Loan Trust 1.609% due 09/25/2029 •		2	2
Securitized Asset-Backed Receivables LLC Trust 0.784% due 01/25/2035 •		381	370
SLM Student Loan Trust
0.734% due 12/15/2025 •		203	203
0.968% due 04/25/2023 •		602	592
1.718% due 04/25/2023 •		366	369
1.918% due 07/25/2023 •		298	300
SMB Private Education Loan Trust
0.959% due 09/15/2054 •		5,000	5,054
1.106% due 06/15/2027 •		80	81
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		130	134
SP-Static CLO Ltd. 1.622% due 07/22/2028 •		841	843
Towd Point Mortgage Trust
1.109% due 05/25/2058 •		894	902
1.109% due 10/25/2059 •		783	791
1.636% due 04/25/2060 ~		1,722	1,737
2.710% due 01/25/2060 ~		590	610
3.000% due 11/25/2059 ~		557	564
Venture CLO Ltd.
1.244% due 04/20/2029 •		900	900
1.324% due 01/20/2029 •		300	300
Zais CLO Ltd. 1.391% due 04/15/2028 •		204	204

Total Asset-Backed Securities (Cost $41,724)			42,060

SOVEREIGN ISSUES 2.3%
Export-Import Bank of India 1.182% (US0003M + 1.000%) due 08/21/2022 ~		250	250

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

Israel Government International Bond 5.500% due 01/31/2022	ILS	7,600	2,378

Total Sovereign Issues (Cost $2,651)			2,628

		SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
JPMorgan Chase & Co. 3.682% (US0003M + 3.470%) due 04/30/2021 ~(c)		440,000	440

Total Preferred Securities (Cost $440)			440

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
MUNICIPAL BONDS & NOTES 0.5%
Illinois State General Obligation Notes, Series 2020 4.875% due 05/01/2021		$500	502

Total Municipal Bonds & Notes (Cost $500)			502

Total Short-Term Instruments (Cost $500)			502

Total Investments in Securities (Cost $207,656)			209,716

		SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III		183,540	1,810

Total Short-Term Instruments (Cost $1,810)			1,810

Total Investments in Affiliates (Cost $1,810)			1,810

Total Investments 187.7% (Cost $209,466)			$211,526
Financial Derivative Instruments (f)(g) (0.0)%(Cost or Premiums, net $(325))			(24)
Other Assets and Liabilities, net (87.7)%			(98,833)

Net Assets 100.0%			$112,669

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Daimler Canada Finance, Inc.	3.300%	08/16/2022	10/16/2020	$703	$741	0.66%
Oracle Corp.	1.650	03/25/2026	03/22/2021	1,299	1,311	1.16
Wells Fargo & Co.	2.509	10/27/2023	10/14/2020	1,182	1,240	1.10
Wells Fargo & Co.	3.184	02/08/2024	10/06/2020	1,188	1,263	1.12

$4,372	$4,555	4.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	0.280%	03/11/2021	TBD(2)	$(3,055)	$(3,056)
BRC	0.350	10/23/2020	TBD(2)	(184)	(184)
FOB	0.290	02/04/2021	TBD(2)	(19,651)	(19,660)
0.330	02/04/2021	TBD(2)	(233)	(233)
NOM	0.350	02/05/2021	TBD(2)	(1,232)	(1,232)
SOG	0.290	02/04/2021	TBD(2)	(15,021)	(15,028)
0.290	03/04/2021	TBD(2)	(2,248)	(2,248)
0.320	10/13/2020	TBD(2)	(687)	(688)
TDM	0.240	03/04/2021	TBD(2)	(3,245)	(3,245)
0.250	02/04/2021	TBD(2)	(24,585)	(24,595)
0.250	02/26/2021	TBD(2)	(6,395)	(6,397)
0.250	03/23/2021	TBD(2)	(5,970)	(5,971)
0.250	03/25/2021	TBD(2)	(1,546)	(1,546)
0.250	03/29/2021	TBD(2)	(1,737)	(1,737)
UBS	0.250	03/22/2021	TBD(2)	(1,026)	(1,026)

Total Reverse Repurchase Agreements	$(86,846)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BPG	0.110%	03/25/2021	04/01/2021	$(9,813)	$(9,813)

Total Sale-Buyback Transactions	$(9,813)

(e)	Securities with an aggregate market value of $100,899 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(81,633) at a weighted average interest rate of 0.277%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Canada Bankers' Acceptance December Futures	12/2022	58	$11,421	$(44)	$0	$(5)
3-Month Canada Bankers' Acceptance March Futures	03/2023	149	29,284	(154)	0	(13)
U.S. Treasury 2-Year Note June Futures	06/2021	834	184,086	(160)	0	(39)

$(358)	$0	$(57)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2021	446	$(55,036)	$642	$73	$0
U.S. Treasury 10-Year Note June Futures	06/2021	38	(4,976)	69	10	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	131	(18,823)	506	45	0

$1,217	$128	$0

Total Futures Contracts	$859	$128	$(57)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$4,100	$(97)	$(2)	$(99)	$0	$(5)
CDX.IG-36 5-Year Index	(1.000)	Quarterly	06/20/2026	6,500	(141)	(13)	(154)	0	(8)

$(238)	$(15)	$(253)	$0	$(13)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$7,400	$0	$(2)	$(2)	$1	$0
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	5,700	0	(2)	(2)	0	0

$0	$(4)	$(4)	$1	$0

Total Swap Agreements	$(238)	$(19)	$(257)	$1	$(13)

Cash of $934 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	AUD	391	$303	$6	$0
04/2021	EUR	794	958	26	0
04/2021	GBP	3,994	5,650	144	0
04/2021	$154	CAD	195	0	0
04/2021	7,019	EUR	5,976	0	(11)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

04/2021	6,215	JPY	658,900	0	(264)
05/2021	CAD	195	$155	0	(1)
05/2021	EUR	5,976	7,023	11	0
BPS	04/2021	JPY	258,700	2,372	36	0
FBF	04/2021	EUR	1,088	1,283	7	0
GLM	04/2021	$1,837	AUD	2,408	0	(8)
05/2021	AUD	2,408	$1,837	8	0
JPM	04/2021	EUR	2,000	2,386	41	0
MYI	04/2021	AUD	2,017	1,555	23	0
04/2021	CAD	195	154	0	(1)
04/2021	EUR	2,094	2,491	35	0
04/2021	GBP	998	1,370	0	(6)
04/2021	JPY	400,200	3,631	16	0
05/2021	398,800	3,608	5	0
05/2021	$3,632	JPY	400,200	0	(16)
01/2022	ILS	8,019	$2,454	42	0
SCX	04/2021	$6,868	GBP	4,992	14	0
05/2021	GBP	4,992	$6,868	0	(14)
TOR	04/2021	CAD	6,332	5,002	0	(37)
04/2021	$5,038	CAD	6,332	1	0
05/2021	CAD	6,332	$5,038	0	(1)

Total Forward Foreign Currency Contracts	$415	$(359)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus JPY	JPY	122.000	06/25/2021	3,700	$1	$1

Total Purchased Options	$1	$1

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	$101.844	04/07/2021	600	$(2)	$(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.547	05/06/2021	500	(3)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.547	05/06/2021	700	(4)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	102.250	05/06/2021	500	(2)	(3)
GSC	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.758	06/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.250	04/07/2021	200	(1)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.172	06/07/2021	1,200	(7)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.512	06/07/2021	500	(3)	(3)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.742	06/07/2021	400	(2)	(1)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.875	06/07/2021	100	0	0
Put - OTC Ginnie Mae, TBA 2.000% due 05/01/2051	100.047	05/13/2021	200	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	2,200	(5)	(16)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.125	04/14/2021	600	(2)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	700	(2)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	99.875	04/07/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.484	04/07/2021	200	(1)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.875	04/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	300	(1)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	98.453	05/06/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.391	05/06/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.430	05/06/2021	400	(2)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.891	05/06/2021	200	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.914	05/06/2021	400	(2)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.453	05/06/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.750	05/06/2021	1,200	(9)	(16)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.391	05/06/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.430	05/06/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.438	05/06/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.891	05/06/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.914	05/06/2021	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	98.531	06/07/2021	500	(3)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.531	06/07/2021	500	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.789	05/06/2021	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.391	06/07/2021	100	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	103.391	06/07/2021	100	0	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.914	06/07/2021	800	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	98.953	04/07/2021	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	99.609	04/07/2021	300	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	99.828	04/07/2021	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	100.953	04/07/2021	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.609	04/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.828	04/07/2021	400	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.859	04/07/2021	400	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.000	04/07/2021	200	(1)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.391	05/06/2021	200	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.453	05/06/2021	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	99.375	06/07/2021	300	(2)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.047	06/07/2021	1,100	(6)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.375	06/07/2021	300	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051	104.180	05/06/2021	100	0	0

Total Written Options					$(88)	$(140)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory		Level 1		Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$0		$66,746	$0	$66,746
Industrials		0		50,262	0	50,262
Utilities		0		11,515	0	11,515
Municipal Bonds & Notes
Illinois		0		328	0	328
Pennsylvania		0		734	0	734
U.S. Government Agencies		0		13,429	0	13,429
Non-Agency Mortgage-Backed Securities		0		21,072	0	21,072
Asset-Backed Securities		0		42,060	0	42,060
Sovereign Issues		0		2,628	0	2,628
Preferred Securities
Banking & Finance		0		440	0	440
Short-Term Instruments
Municipal Bonds & Notes		0		502	0	502

		$0		$209,716	$0	$209,716
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$1,810		$0	$0	$1,810

Total Investments		$1,810		$209,716	$0	$211,526

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared		128		1	0	129

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2021 (Unaudited)

Over the counter	0	416	0	416

	$128	$417	$0	$545
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	(13)	0	(70)
Over the counter	0	(499)	0	(499)

	$(57)	$(512)	$0	$(569)

Total Financial Derivative Instruments	$71	$(95)	$0	$(24)

Totals	$1,881	$209,621	$0	$211,502

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Fixed Income SHares: Series M	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.5% ¤
CORPORATE BONDS & NOTES 30.2%
BANKING & FINANCE 19.3%
Avolon Holdings Funding Ltd. 4.250% due 04/15/2026		$4,600	$4,822
Banco Santander Mexico S.A. 4.125% due 11/09/2022		26,100	27,291
Barclays Bank PLC 7.625% due 11/21/2022 (g)		1,342	1,473
Barclays PLC
3.375% due 04/02/2025 •	EUR	4,600	5,894
4.375% due 01/12/2026		$1,400	1,562
4.972% due 05/16/2029 •		3,100	3,568
6.375% due 12/15/2025 •(f)(g)	GBP	1,500	2,274
7.125% due 06/15/2025 •(f)(g)		200	311
7.875% due 09/15/2022 •(f)(g)		1,000	1,484
8.000% due 06/15/2024 •(f)(g)		$3,800	4,220
BGC Partners, Inc. 5.375% due 07/24/2023		10,200	11,095
BPCE S.A. 4.625% due 07/11/2024		14,300	15,788
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	4,185
Citigroup, Inc. 2.976% due 11/05/2030 •		15,000	15,525
Credit Suisse AG 6.500% due 08/08/2023 (g)		16,000	17,658
Credit Suisse Group AG
6.250% due 12/18/2024 •(f)(g)		1,300	1,387
7.125% due 07/29/2022 •(f)(g)		12,000	12,504
7.500% due 12/11/2023 •(f)		1,200	1,303
Crown Castle International Corp. 4.450% due 02/15/2026		8,000	9,015
CyrusOne LP 1.450% due 01/22/2027	EUR	7,500	8,876
Deutsche Bank AG
3.961% due 11/26/2025 •		$9,000	9,753
4.250% due 10/14/2021		800	815
Discover Financial Services 4.500% due 01/30/2026		4,500	5,080
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	4,453
Ford Motor Credit Co. LLC
3.550% due 10/07/2022		4,300	4,410
3.810% due 01/09/2024		1,000	1,033
General Motors Financial Co., Inc. 3.950% due 04/13/2024		1,000	1,077
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		4,500	4,926
HSBC Holdings PLC
2.099% due 06/04/2026 •		6,000	6,107
4.583% due 06/19/2029 •		3,400	3,824
6.000% due 05/22/2027 •(f)(g)		1,000	1,097
ING Groep NV 4.625% due 01/06/2026		5,200	5,899
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		4,000	3,613
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,633
7.500% due 09/27/2025 •(f)(g)		6,000	6,870
Morgan Stanley 7.500% due 04/02/2032 þ(h)		8,000	6,400
Natwest Group PLC 4.800% due 04/05/2026		2,000	2,270
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		6,300	6,883
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		282	296
Piper Jaffray Cos. 4.740% due 10/15/2021		4,000	4,025
Sabra Health Care LP 3.900% due 10/15/2029		4,600	4,704

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	2,117
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •		1,000	1,046
Service Properties Trust 5.000% due 08/15/2022		8,500	8,648
Societe Generale S.A. 7.875% due 12/18/2023 •(f)(g)		300	333
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		5,000	4,874
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	98	177
5.744% due 04/13/2040		620	1,124
5.801% due 10/13/2040		677	1,229
UBS AG
5.125% due 05/15/2024 (g)		$4,700	5,185
7.625% due 08/17/2022 (g)		14,600	15,919
UBS Group AG 5.750% due 02/19/2022 •(f)(g)	EUR	1,600	1,954
UniCredit SpA 7.830% due 12/04/2023		$8,500	9,912
VEREIT Operating Partnership LP 4.875% due 06/01/2026		1,000	1,146
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	4,000	5,216
Wells Fargo & Co.
3.584% due 05/22/2028 •		$600	655
4.100% due 06/03/2026		400	445
4.150% due 01/24/2029		1,600	1,805

			302,188

INDUSTRIALS 8.8%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		3,363	3,691
American Airlines Pass-Through Trust
3.150% due 08/15/2033		5,675	5,670
3.375% due 11/01/2028		5,525	5,382
3.500% due 08/15/2033		568	533
4.000% due 01/15/2027		1,211	1,119
4.950% due 07/15/2024		2,111	2,112
Bacardi Ltd.
4.700% due 05/15/2028		1,000	1,145
5.150% due 05/15/2038		2,600	3,115
Bowdoin College 4.693% due 07/01/2112		6,600	7,779
Charter Communications Operating LLC 4.908% due 07/23/2025		100	113
Citrix Systems, Inc. 4.500% due 12/01/2027		3,100	3,534
Conagra Brands, Inc. 4.850% due 11/01/2028		100	117
CVS Pass-Through Trust 7.507% due 01/10/2032		5,375	6,730
DAE Funding LLC 5.250% due 11/15/2021		6,200	6,324
Dell International LLC
6.020% due 06/15/2026		8,700	10,308
6.100% due 07/15/2027		900	1,083
6.200% due 07/15/2030		1,300	1,616
Energy Transfer Operating LP 4.200% due 04/15/2027		300	327
General Electric Co. 5.875% due 01/14/2038		508	659
Kinder Morgan, Inc. 7.750% due 01/15/2032		2,200	3,095
Marvell Technology Group Ltd. 4.875% due 06/22/2028		6,650	7,632
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069		4,500	5,248
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		5,950	6,229
4.810% due 09/17/2030		2,300	2,525
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/26/2021 (d)(f)		46	0
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,788
Petroleos Mexicanos 5.500% due 02/24/2025	EUR	13,000	16,460
Prosus NV 3.680% due 01/21/2030		$5,500	5,685
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		8,300	9,370
6.250% due 03/15/2022		5,400	5,609
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,788

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

Teva Pharmaceutical Finance Netherlands BV 1.250% due 03/31/2023	EUR	1,125	1,297
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$3,818	3,470
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		2,500	2,721
Yara International ASA 3.148% due 06/04/2030		2,000	2,063

			138,337

UTILITIES 2.1%
AT&T, Inc.
3.650% due 06/01/2051		10,000	9,689
5.500% due 03/15/2027	GBP	4,600	7,750
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		$2,600	2,843
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		5	5
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		96	38
Pacific Gas & Electric Co.
3.150% due 01/01/2026		3,200	3,336
3.400% due 08/15/2024		1,000	1,060
3.450% due 07/01/2025		1,300	1,377
3.500% due 06/15/2025		1,100	1,167
4.500% due 07/01/2040		1,500	1,525
4.550% due 07/01/2030		1,300	1,411
4.750% due 02/15/2044		3,000	3,079

			33,280

Total Corporate Bonds & Notes (Cost $454,040)			473,805

MUNICIPAL BONDS & NOTES 4.3%
CALIFORNIA 0.6%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,500	5,041
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120		4,800	4,617

			9,658

ILLINOIS 0.1%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		1,100	1,320

NEW JERSEY 0.4%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119		5,800	5,992

NEW YORK 0.8%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 3.960% due 08/01/2032		4,420	4,884
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069		8,000	7,815

			12,699

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.734% due 02/15/2033		900	1,285

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		600	824
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011 5.426% due 09/15/2026		8,500	10,161

			10,985

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		555	557

VIRGINIA 1.6%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		18,350	19,265

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,600	4,869

		24,134

Total Municipal Bonds & Notes (Cost $60,193)		66,630

U.S. GOVERNMENT AGENCIES 27.3%
Fannie Mae
1.961% due 12/01/2034 •	33	35
1.973% due 11/01/2032 •	6	6
2.123% due 10/01/2032 •	1	1
2.215% due 09/01/2032 •	6	6
2.220% due 09/01/2027 •	23	23
2.300% due 10/01/2034 •	37	37
2.316% due 01/01/2033 •	14	14
2.478% due 05/01/2028 •	3	3
3.563% due 05/01/2033 •	32	32
4.153% due 03/25/2041 ~	8	9
4.289% due 05/25/2042 ~	9	9
6.500% due 07/18/2027	11	13
Freddie Mac
0.556% due 08/15/2029 - 12/15/2031 •	16	16
0.606% due 09/15/2030 •	3	3
0.656% due 03/15/2032 •	3	3
0.756% due 02/15/2024 •	164	164
1.256% due 09/15/2022 •	3	3
1.456% due 08/15/2023 •	1	1
2.375% due 08/01/2029 - 10/01/2032 •	30	30
2.455% due 08/01/2032 •	18	18
2.625% due 10/01/2032 •	44	44
2.636% due 02/01/2033 •	14	14
2.707% due 02/01/2029 •	16	16
2.839% due 07/01/2032 •	2	2
4.000% due 11/01/2047	21	23
6.000% due 12/15/2028	107	121
6.500% due 12/15/2023	1	1
7.000% due 04/01/2029 - 03/01/2030	7	7
7.500% due 08/15/2030	20	24
Ginnie Mae
2.125% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	14	14
2.125% due 10/20/2027 •	4	4
2.250% (H15T1Y + 1.500%) due 07/20/2021 - 08/20/2026 ~	5	5
2.250% due 07/20/2027 - 07/20/2029 •	24	24
2.875% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~	24	23
2.875% due 04/20/2027 - 06/20/2032 •	25	26
3.000% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~	33	33
3.000% due 01/20/2027 - 03/20/2032 •	56	59
3.375% (H15T1Y + 2.000%) due 06/20/2022 ~	2	2
Ginnie Mae, TBA 2.500% due 05/01/2051 - 06/01/2051	350,900	360,949
Uniform Mortgage-Backed Security
3.000% due 01/01/2046	141	149
3.500% due 05/01/2047	216	230
4.000% due 12/01/2044 - 03/01/2049	348	374
6.000% due 09/01/2022 - 12/01/2023	18	19
6.500% due 12/01/2028	1	1
7.010% due 08/01/2022	1	1
Uniform Mortgage-Backed Security, TBA
2.000% due 06/01/2036	1,100	1,126
3.500% due 04/01/2049	61,249	64,706
Vendee Mortgage Trust 6.500% due 09/15/2024	133	145

Total U.S. Government Agencies (Cost $428,079)		428,568

U.S. TREASURY OBLIGATIONS 25.3%
U.S. Treasury Bonds
1.250% due 05/15/2050	8,400	6,341
1.375% due 08/15/2050	14,200	11,085
U.S. Treasury Notes
0.625% due 08/15/2030	127,800	115,839
0.875% due 11/15/2030 (k)(m)	15,000	13,875
1.125% due 02/29/2028 (i)(k)	77,200	75,861
1.125% due 02/15/2031 (i)	49,500	46,774
1.250% due 03/31/2028	127,700	126,293

Total U.S. Treasury Obligations (Cost $413,662)		396,068

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.3%
Adjustable Rate Mortgage Trust
2.723% due 01/25/2036 ^~	28	27
2.769% due 11/25/2035 ^~	33	30
3.056% due 11/25/2035 ^~	97	87
3.144% due 02/25/2036 ^~	108	86

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

American Home Mortgage Assets Trust
0.319% due 10/25/2046 •	461	314
0.489% due 09/25/2046 ^•	487	474
1.179% due 11/25/2046 •	538	241
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^	109	105
Banc of America Funding Trust
0.270% due 08/27/2036 ~	7,776	7,250
0.319% due 04/25/2037 ^•	91	85
0.491% due 10/20/2036 •	112	94
0.509% due 05/25/2037 ^•	84	77
0.711% due 05/20/2047 •	44	44
2.731% due 02/20/2036 ~	206	206
2.778% due 04/20/2035 ^~	83	81
2.966% due 09/20/2046 ^~	60	57
3.044% due 09/20/2047 ^~	97	86
5.500% due 03/25/2036 ^	12	11
5.831% due 04/25/2037 ~	580	580
Banc of America Mortgage Trust
2.527% due 02/25/2034 ~	111	114
3.133% due 07/25/2035 ^~	12	12
3.630% due 05/25/2035 ^~	456	458
5.500% due 09/25/2035 ^	236	230
5.500% due 05/25/2037 ^	103	91
BCAP LLC Trust
0.259% due 05/25/2047 ^•	50	50
0.329% due 05/25/2047 ^•	324	332
0.530% due 07/26/2036 ~	25	25
0.618% due 05/26/2035 •	8	8
1.309% due 10/25/2047 •	13,351	12,570
1.340% due 11/26/2046 •	47	48
1.409% due 09/25/2047 •	75	77
3.227% due 03/26/2037 ~	82	72
3.277% due 03/27/2037 ~	298	260
3.365% due 07/26/2036 ~	54	55
3.558% due 07/26/2036 ~	21	20
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 12/25/2046 ^•	586	525
2.410% due 10/25/2035 •	273	278
2.682% due 05/25/2034 ~	26	25
2.705% due 02/25/2034 ~	44	45
2.772% due 01/25/2034 ~	46	47
2.847% due 03/25/2035 ~	44	44
2.929% due 01/25/2035 ~	9	10
3.043% due 10/25/2035 ~	44	46
3.056% due 02/25/2036 ^~	64	64
3.121% due 11/25/2034 ~	50	50
3.432% due 06/25/2035 ^~	10	9
3.466% due 05/25/2047 ^~	153	152
3.549% due 08/25/2035 ~	19	19
Bear Stearns ALT-A Trust
0.549% due 04/25/2036 ^•	111	146
2.762% due 05/25/2035 ~	63	65
2.775% due 06/25/2034 ~	1,699	1,543
2.967% due 02/25/2036 ^~	304	259
2.991% due 01/25/2036 ~	4,067	3,961
3.090% due 02/25/2036 ^~	29	29
3.190% due 08/25/2036 ^~	313	271
3.393% due 11/25/2036 ^~	94	65
3.394% due 05/25/2036 ^~	451	314
4.419% due 07/25/2035 ^~	467	401
Bear Stearns Mortgage Funding Trust 0.299% due 01/25/2037 •	72	68
Bear Stearns Mortgage Securities, Inc. 6.297% due 03/25/2031 ~	2	2
Bear Stearns Structured Products, Inc. Trust 2.757% due 01/26/2036 ^~	540	466
Benchmark Mortgage Trust 2.952% due 08/15/2057	4,565	4,786
Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~	3,123	3,198
Chase Mortgage Finance Trust
3.214% due 09/25/2036 ^~	982	898
3.219% due 03/25/2037 ^~	30	30
3.321% due 03/25/2037 ^~	55	55
6.000% due 05/25/2037 ^	113	80
ChaseFlex Trust
0.409% due 07/25/2037 •	165	153
5.000% due 07/25/2037 ^	85	61
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.126% due 08/25/2037 ^þ	31	30
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.710% due 10/25/2035 •	1,142	1,139
Citigroup Mortgage Loan Trust
0.549% due 01/25/2037 •	2,655	2,484
2.293% due 09/25/2037 ~	71	72

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

2.520% due 11/25/2035 •	36	35
2.530% due 10/25/2035 •	63	64
2.618% due 10/25/2046 ^~	150	148
3.056% due 08/25/2035 ~	13	13
3.227% due 03/25/2037 ^~	56	54
3.228% due 09/25/2059 þ	7,715	7,768
3.258% due 04/25/2066 ~	168	170
3.313% due 09/25/2037 ^~	360	356
3.394% due 07/25/2037 ^~	693	671
5.500% due 12/25/2035	148	110
6.250% due 11/25/2037 ~	103	68
Citigroup Mortgage Loan Trust, Inc.
3.012% due 08/25/2035 ~	523	550
3.027% due 12/25/2035 ^~	88	62
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^	112	114
Community Program Loan Trust 4.500% due 04/01/2029	48	49
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	114	80
Countrywide Alternative Loan Trust
0.249% due 08/25/2037 •	500	490
0.279% due 01/25/2037 ^•	25	35
0.289% due 11/25/2036 •	63	67
0.289% due 05/25/2047 •	933	893
0.291% due 02/20/2047 ^•	1,155	909
0.299% due 07/25/2046 ^•	62	58
0.321% due 07/20/2046 ^•	38	31
0.449% due 11/25/2036 •	29	37
0.459% due 11/25/2036 •	5,783	5,658
0.489% due 09/25/2046 ^•	315	305
0.549% due 05/25/2035 •	1,387	1,291
0.609% due 05/25/2035 ^•	2,173	1,972
0.609% due 06/25/2035 •	90	84
0.629% due 07/25/2035 •	94	94
0.629% due 12/25/2035 •	689	652
0.729% due 08/25/2035 ^•	129	117
0.729% due 10/25/2035 •	33	28
1.259% due 02/25/2036 •	375	357
1.509% due 11/25/2047 ^•	725	647
1.569% due 11/25/2035 •	867	848
1.639% due 11/25/2047 ^•	2,014	1,808
2.920% due 11/25/2035 ^~	79	75
3.170% due 08/25/2035 ~	166	163
3.245% due 05/25/2036 ~	26	21
3.452% due 06/25/2037 ^~	109	101
5.500% due 11/25/2035	95	76
5.500% due 02/25/2036 ^	61	50
5.750% due 03/25/2037 ^•	109	87
5.750% due 07/25/2037 ^	17	14
5.750% due 04/25/2047 ^	117	93
6.000% due 12/25/2034	60	60
6.000% due 03/25/2036 ^	181	123
6.000% due 08/25/2036 ^•	59	48
6.000% due 08/25/2036 ^	578	467
6.000% due 02/25/2037 ^	457	298
6.000% due 04/25/2037 ^	75	59
6.000% due 04/25/2037	10,601	10,564
6.000% due 05/25/2037 ^	373	238
6.000% due 08/25/2037 ^•	397	286
6.250% due 11/25/2036 ^	80	70
6.500% due 05/25/2036 ^	1,437	1,034
6.500% due 12/25/2036 ^	66	44
6.500% due 08/25/2037 ^	364	225
19.501% due 07/25/2035 •	35	41
Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 05/25/2035 •	64	57
0.649% due 02/25/2035 •	12	11
0.729% due 03/25/2035 •	200	194
0.789% due 03/25/2036 •	138	81
0.849% due 02/25/2035 •	268	249
0.889% due 02/25/2035 •	227	211
2.195% due 02/20/2036 ^•	22	20
2.417% due 10/20/2035 ~	14	13
2.619% due 04/25/2035 ^~	34	4
2.769% due 11/25/2034 ~	54	55
2.806% due 01/25/2036 ^~	54	52
2.971% due 08/25/2034 ~	3,151	3,226
2.987% due 08/25/2034 ^~	33	31
3.005% due 05/20/2036 ^~	109	112
3.196% due 11/25/2037 ~	138	125
3.306% due 02/20/2036 ~	164	165
3.470% due 05/20/2036 ~	43	43
3.488% due 06/25/2034 ~	567	574
5.500% due 07/25/2037 ^	292	202
5.750% due 12/25/2035 ^	78	58

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

6.000% due 02/25/2037 ^		294	219
6.000% due 03/25/2037 ^		108	79
6.000% due 07/25/2037		185	121
6.500% due 11/25/2036 ^		725	446
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 ^		55	56
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~		12	11
1.259% due 09/25/2034 ^•		53	58
Credit Suisse Mortgage Capital Certificates
0.790% due 12/27/2035 •		29	29
3.086% due 04/26/2038 ~		321	322
3.482% due 08/26/2058 ~		4,546	4,552
3.811% due 04/28/2037 ~		259	266
Credit Suisse Mortgage Capital Trust 0.610% due 05/27/2037 •		7	7
Deutsche ALT-A Securities, Inc. 0.409% due 04/25/2037 •		275	195
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.269% due 01/25/2047 •		29	31
0.299% due 08/25/2047 •		286	275
Deutsche Mortgage & Asset Receiving Corp. 0.573% due 11/27/2036 •		164	162
Downey Savings & Loan Association Mortgage Loan Trust 0.430% due 07/19/2045 ^•		6	1
Eurosail PLC 1.030% due 06/13/2045 •	GBP	3,398	4,693
First Horizon Alternative Mortgage Securities Trust
2.368% due 04/25/2036 ^~		$93	89
2.629% due 01/25/2036 ^~		179	127
First Horizon Mortgage Pass-Through Trust 3.142% due 11/25/2037 ^~		42	41
GMAC Mortgage Corp. Loan Trust 3.308% due 11/19/2035 ^~		103	102
GreenPoint Mortgage Funding Trust 0.309% due 12/25/2046 ^•		280	267
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~		5,000	4,918
GSC Capital Corp. Mortgage Trust 0.469% due 05/25/2036 ^•		99	96
GSR Mortgage Loan Trust
2.681% due 04/25/2035 ~		39	39
2.738% due 04/25/2035 ~		22	22
2.788% due 11/25/2035 ~		102	72
2.929% due 09/25/2035 ~		125	128
2.978% due 09/25/2035 ~		46	46
3.403% due 09/25/2034 ~		51	53
HarborView Mortgage Loan Trust
0.300% due 01/19/2038 •		36	35
0.315% due 12/19/2036 •		6,011	5,624
0.350% due 12/19/2036 ^•		4,141	4,061
0.360% due 01/19/2038 ^•		27	23
0.550% due 05/19/2035 •		1,843	1,778
0.610% due 01/19/2036 •		105	76
0.790% due 01/19/2035 •		31	32
0.820% due 07/19/2045 •		34	34
2.732% due 12/19/2035 ^~		44	43
3.034% due 12/19/2035 ^~		94	66
3.812% due 06/19/2036 ^~		163	110
HomeBanc Mortgage Trust 0.469% due 12/25/2036 •		35	35
Impac Secured Assets Trust 0.259% due 11/25/2036 •		439	416
IndyMac Mortgage Loan Trust
0.289% due 07/25/2047 •		260	210
0.299% due 09/25/2046 •		110	103
0.669% due 03/25/2035 •		90	87
0.709% due 11/25/2035 ^•		158	113
2.811% due 10/25/2035 ~		627	558
2.939% due 06/25/2037 ^~		78	72
2.940% due 11/25/2035 ^~		115	112
2.987% due 09/25/2035 ^~		72	69
2.994% due 08/25/2035 ~		725	673
3.104% due 08/25/2036 ~		2,089	2,020
3.164% due 06/25/2035 ^~		29	28
3.183% due 06/25/2036 ~		880	931
3.222% due 06/25/2036 ~		4,438	3,763
JP Morgan Alternative Loan Trust
0.429% due 10/25/2036 •		4,510	4,470
0.628% due 06/27/2037 •		2,410	1,981
2.740% due 12/25/2036 ~		8	8
JP Morgan Mortgage Trust
2.578% due 07/25/2035 ~		212	218
2.643% due 04/25/2035 ~		9	10
2.920% due 11/25/2035 ^~		67	63
2.924% due 11/25/2035 ^~		44	43

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

2.988% due 01/25/2037 ^~	13	12
3.274% due 07/25/2035 ~	187	196
3.289% due 06/25/2037 ^~	105	88
3.397% due 09/25/2034 ~	109	113
6.000% due 01/25/2036 ^	111	79
JPMorgan Mortgage Trust 2.943% due 04/25/2035 ~	15	16
Lavender Trust 6.250% due 10/26/2036	251	183
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	2,755	2,774
Lehman Mortgage Trust
5.062% due 12/25/2035 ~	177	58
5.185% due 01/25/2036 ^~	87	88
6.000% due 07/25/2036 ^	67	47
Lehman XS Trust
0.299% due 11/25/2046 •	11,760	11,120
0.349% due 11/25/2046 ^•	12	10
0.379% due 02/25/2036 •	5,505	5,376
0.509% due 08/25/2046 ^•	48	47
0.569% due 04/25/2046 ^•	26	27
Luminent Mortgage Trust
0.279% due 12/25/2036 •	592	575
0.509% due 10/25/2046 •	150	145
MASTR Adjustable Rate Mortgages Trust 0.589% due 05/25/2037 •	108	64
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	876	790
8.000% due 07/25/2035	837	808
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.610% due 10/20/2029 •	30	31
Merrill Lynch Alternative Note Asset Trust
0.269% due 01/25/2037 •	125	55
0.409% due 03/25/2037 •	875	348
6.000% due 05/25/2037 ^	157	149
Merrill Lynch Mortgage Investors Trust
0.339% due 04/25/2029 •	25	25
0.769% due 09/25/2029 •	28	28
0.769% due 11/25/2029 •	41	41
1.264% due 07/25/2029 •	24	23
2.101% due 02/25/2036 ~	29	31
2.649% due 11/25/2035 •	46	47
6.250% due 10/25/2036	1,689	1,124
Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~	5,000	5,009
Morgan Stanley Dean Witter Capital, Inc. Trust 1.634% due 03/25/2033 ~	42	43
Morgan Stanley Mortgage Loan Trust
0.429% due 01/25/2035 •	23	23
2.227% due 06/25/2036 ~	37	39
3.014% due 07/25/2035 ~	1,838	1,791
6.000% due 10/25/2037 ^	73	56
Morgan Stanley Re-REMIC Trust
0.648% due 02/26/2037 •	155	147
0.649% due 03/26/2037 þ	82	80
5.500% due 10/26/2035 ~	7,885	6,886
Morgan Stanley Resecuritization Trust 0.738% due 01/26/2051 •	39	39
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	384	393
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.325% due 02/25/2036 ^~	367	327
Nomura Resecuritization Trust 6.500% due 10/26/2037	6,002	4,153
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 «þ	2,700	2,699
RBSSP Resecuritization Trust 0.380% due 02/26/2037 •	306	308
Residential Accredit Loans, Inc. Trust
0.279% due 12/25/2036 •	266	258
0.309% due 05/25/2047 •	96	93
0.359% due 08/25/2037 •	238	224
0.409% due 08/25/2035 •	116	102
0.529% due 06/25/2037 •	88	79
0.909% due 10/25/2045 •	78	68
3.541% due 02/25/2035 ^~	204	174
4.962% due 02/25/2036 ^~	101	88
6.000% due 09/25/2035	987	963
6.000% due 06/25/2036	3,944	3,778
8.000% due 04/25/2036 ^•	99	94
Residential Asset Securitization Trust
6.000% due 06/25/2036	180	113
6.000% due 11/25/2036 ^	129	71
6.000% due 03/25/2037 ^	105	60
6.250% due 11/25/2036 ^	88	51
6.500% due 04/25/2037 ^	1,133	493

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust
4.055% due 03/25/2035 ^~		1,086	742
6.000% due 09/25/2036 ^		159	148
Stratton Mortgage Funding PLC
0.880% due 03/12/2044 •	GBP	1,374	1,896
0.949% due 07/20/2060 •		17,300	23,841
Structured Adjustable Rate Mortgage Loan Trust
0.429% due 10/25/2035 •		$940	931
0.844% due 06/25/2034 •		340	328
1.659% due 05/25/2035 ^•		303	259
2.689% due 10/25/2034 ~		27	29
2.931% due 02/25/2036 ^~		228	213
3.006% due 10/25/2036 ^~		106	80
3.180% due 09/25/2036 ^~		2,757	2,458
3.264% due 07/25/2037 ^~		4	4
Structured Asset Mortgage Investments Trust
0.289% due 09/25/2047 •		53	53
0.299% due 09/25/2047 •		746	715
0.319% due 09/25/2047 ^•		1,062	1,150
0.369% due 03/25/2037 •		90	38
0.489% due 06/25/2036 •		4,481	4,526
0.489% due 07/25/2046 ^•		426	372
0.509% due 05/25/2036 •		598	579
0.549% due 05/25/2046 •		900	478
0.629% due 05/25/2046 ^•		10	6
0.810% due 03/19/2034 •		205	205
0.810% due 02/19/2035 •		101	100
0.850% due 12/19/2033 •		217	221
1.979% due 02/25/2036 ^•		494	489
SunTrust Adjustable Rate Mortgage Loan Trust 2.253% due 02/25/2037 ^~		167	159
SunTrust Alternative Loan Trust 6.000% due 12/25/2035		341	341
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		3,396	1,659
Thornburg Mortgage Securities Trust
0.749% due 09/25/2043 •		156	159
0.849% due 09/25/2034 •		23	23
2.293% due 09/25/2037 ~		49	50
Towd Point Mortgage Funding 1.250% due 02/20/2054 •	GBP	13,843	19,168
Vericrest Opportunity Loan Transferee 2.116% due 04/25/2051 «þ		$3,000	2,998
Wachovia Mortgage Loan Trust LLC 2.502% due 10/20/2035 ~		30	22
WaMu Mortgage Pass-Through Certificates Trust
0.649% due 12/25/2045 •		5	5
0.749% due 01/25/2045 •		148	147
0.849% due 11/25/2034 •		138	140
0.889% due 10/25/2044 •		628	620
0.929% due 11/25/2045 •		155	152
1.009% due 06/25/2047 ^•		43	12
1.069% due 07/25/2047 •		12,537	10,526
1.089% due 11/25/2034 •		380	386
1.259% due 08/25/2046 •		973	941
1.459% due 11/25/2042 •		15	15
1.957% due 11/25/2046 •		195	192
2.951% due 08/25/2033 ~		168	173
3.173% due 12/25/2036 ^~		103	99
3.181% due 08/25/2036 ^~		86	82
3.205% due 12/25/2036 ^~		922	907
Washington Mutual Mortgage Pass-Through Certificates Trust
0.559% due 05/25/2035 ^•		308	260
0.959% due 04/25/2047 •		315	278
1.029% due 04/25/2047 •		460	408
4.181% due 09/25/2036 ^þ		141	59
Wells Fargo Alternative Loan Trust 3.080% due 07/25/2037 ^~		44	41
Wells Fargo Mortgage-Backed Securities Trust
2.776% due 10/25/2036 ^~		260	256
6.000% due 06/25/2037 ^		54	54

Total Non-Agency Mortgage-Backed Securities (Cost $263,906)			271,461

ASSET-BACKED SECURITIES 37.7%
Aames Mortgage Investment Trust
0.889% due 10/25/2035 •		200	199
1.309% due 06/25/2035 •		747	750
AASET Trust 3.967% due 05/16/2042		1,168	1,171
AASET U.S. Ltd. 3.844% due 01/16/2038		1,798	1,721
Accredited Mortgage Loan Trust
0.369% due 09/25/2036 •		7,270	7,152
0.589% due 09/25/2035 •		200	199

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust
0.219% due 12/25/2036 •		320	121
0.264% due 08/25/2036 •		492	480
0.389% due 07/25/2036 •		139	125
0.709% due 02/25/2036 •		84	83
0.724% due 12/25/2035 •		2,000	1,934
0.769% due 11/25/2035 •		103	103
1.009% due 12/25/2034 •		131	128
1.039% due 02/25/2036 ^•		108	106
1.084% due 06/25/2034 •		446	444
1.084% due 07/25/2035 •		67	67
Aegis Asset-Backed Securities Trust
0.754% due 12/25/2035 •		200	197
0.809% due 03/25/2035 •		299	298
0.829% due 06/25/2035 •		200	193
1.109% due 03/25/2035 ^•		76	74
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	3,550	4,182
Ameriquest Mortgage Securities Trust 0.499% due 03/25/2036 •		$210	209
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.784% due 07/25/2035 •		224	224
0.784% due 01/25/2036 •		24	24
0.814% due 11/25/2035 •		149	149
0.889% due 09/25/2035 •		10,000	9,965
1.219% due 03/25/2035 •		200	200
Amortizing Residential Collateral Trust 1.109% due 10/25/2034 •		130	130
Argent Securities Trust
0.259% due 09/25/2036 •		842	372
0.489% due 03/25/2036 •		315	216
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.569% due 01/25/2036 •		92	89
0.749% due 01/25/2036 •		3,727	3,597
0.949% due 04/25/2034 •		1,210	1,196
Asset-Backed Funding Certificates Trust
0.219% due 01/25/2037 •		408	287
0.269% due 01/25/2037 •		257	183
0.329% due 01/25/2037 •		154	110
0.389% due 11/25/2036 •		10,314	7,735
1.109% due 06/25/2037 •		185	173
Asset-Backed Securities Corp. Home Equity Loan Trust
0.329% due 12/25/2036 •		6,300	5,736
0.784% due 11/25/2035 •		141	141
1.009% due 06/25/2035 •		184	185
1.984% due 09/25/2034 •		1,433	1,479
3.106% due 08/15/2033 •		16	17
Aurium CLO DAC 0.670% due 04/16/2030 •	EUR	5,300	6,218
Avery Point CLO Ltd. 1.318% due 04/25/2026 •		$60	60
Babson Euro CLO BV 0.277% due 10/25/2029 •	EUR	1,556	1,824
Basic Asset-Backed Securities Trust 0.729% due 04/25/2036 •		$60	60
Bear Stearns Asset-Backed Securities Trust
0.219% due 04/25/2031 •		14	43
0.309% due 12/25/2036 •		127	127
0.339% due 02/25/2037 •		11,884	11,207
0.409% due 06/25/2036 •		49	49
0.449% due 05/25/2036 ^•		52	52
0.509% due 09/25/2046 •		119	117
0.559% due 08/25/2036 •		209	207
0.649% due 06/25/2036 •		135	135
0.659% due 06/25/2036 •		137	138
0.754% due 12/25/2035 •		227	227
0.844% due 09/25/2035 •		5,741	5,730
0.859% due 12/25/2035 •		14	14
1.009% due 03/25/2034 •		2,365	2,371
1.069% due 04/25/2035 •		28	28
1.159% due 11/25/2035 ^•		125	123
1.159% due 08/25/2037 •		6,533	6,220
1.289% due 06/25/2043 •		899	893
1.359% due 08/25/2037 •		72	72
2.829% due 10/25/2036 ~		37	26
3.086% due 07/25/2036 ~		216	217
23.136% due 03/25/2036 ^•		183	138
Carlyle Euro CLO DAC 1.110% due 08/15/2032 •	EUR	1,400	1,648
Carrington Mortgage Loan Trust
0.329% due 01/25/2037 •		$1,200	958
0.369% due 02/25/2037 •		5,386	5,204
1.159% due 05/25/2035 •		300	298
Catamaran CLO Ltd. 1.563% due 01/27/2028 •		400	398

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

Cendant Mortgage Corp. 6.000% due 07/25/2043 ~		15	15
CIT Mortgage Loan Trust 1.609% due 10/25/2037 •		6,000	6,119
Citigroup Mortgage Loan Trust
0.249% due 12/25/2036 •		205	203
0.279% due 05/25/2037 •		14,690	13,490
0.369% due 01/25/2037 •		184	184
0.509% due 11/25/2046 •		161	158
0.559% due 11/25/2045 •		97	96
6.851% due 05/25/2036 ^þ		150	77
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.039% due 05/25/2035 •		200	200
Citigroup Mortgage Loan Trust, Inc.
0.724% due 10/25/2035 •		176	182
0.844% due 09/25/2035 ^•		1,140	1,140
CLNC FL1 Ltd. 1.360% due 08/20/2035 •		14,800	14,795
Conseco Finance Corp.
6.870% due 04/01/2030 ~		55	57
7.060% due 02/01/2031 ~		452	440
Countrywide Asset-Backed Certificates
0.249% due 06/25/2035 •		9,940	9,381
0.249% due 07/25/2037 ^•		2,165	2,114
0.259% due 01/25/2037 •		2,827	2,802
0.259% due 05/25/2037 •		90	89
0.269% due 01/25/2034 •		5	5
0.269% due 03/25/2037 •		74	73
0.279% due 06/25/2047 •		10	10
0.289% due 06/25/2047 •		114	114
0.309% due 09/25/2037 •		3,976	3,507
0.329% due 09/25/2037 ^•		454	447
0.329% due 09/25/2047 ^•		1,120	1,075
0.339% due 10/25/2047 •		239	236
0.359% due 01/25/2046 ^•		4,344	4,192
0.359% due 06/25/2047 •		243	233
0.429% due 05/25/2036 •		287	289
0.449% due 03/25/2037 •		1,584	1,583
0.509% due 08/25/2036 •		3,133	3,121
0.559% due 03/25/2036 •		1,400	1,367
0.609% due 03/25/2036 •		3,447	3,391
0.709% due 06/25/2036 •		275	273
0.718% due 07/25/2036 •		56	56
0.844% due 02/25/2036 •		113	113
1.009% due 03/25/2047 ^•		72	63
1.099% due 12/25/2035 •		90	90
1.159% due 08/25/2035 •		27	27
1.609% due 02/25/2035 •		292	293
4.497% due 10/25/2046 ^~		14,111	14,148
Countrywide Asset-Backed Certificates Trust
0.239% due 04/25/2046 •		4,665	4,404
0.249% due 02/25/2037 •		7,927	7,597
0.259% due 09/25/2046 •		2,831	2,794
0.259% due 03/25/2047 ^•		107	106
0.299% due 06/25/2047 •		76	75
0.569% due 05/25/2036 •		327	326
0.904% due 02/25/2036 •		138	138
0.909% due 08/25/2047 •		892	888
1.204% due 07/25/2035 •		385	386
1.459% due 04/25/2035 •		197	197
Countrywide Asset-Backed Certificates Trust, Inc.
0.829% due 07/25/2034 •		97	96
1.009% due 10/25/2034 •		50	49
Countrywide Asset-Backed Certificates, Inc. 1.084% due 02/25/2034 •		54	54
Credit-Based Asset Servicing & Securitization LLC
0.238% due 07/25/2037 •		11	8
0.338% due 07/25/2037 •		229	183
Delta Funding Home Equity Loan Trust 0.752% due 08/15/2030 •		44	40
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	10,100	11,844
ECMC Group Student Loan Trust 0.859% due 02/27/2068 •		$6,412	6,435
EMC Mortgage Loan Trust 0.858% due 05/25/2040 •		9	9
First Franklin Mortgage Loan Trust
0.249% due 12/25/2036 •		254	150
0.429% due 04/25/2036 •		141	137
0.589% due 04/25/2036 •		400	358
0.589% due 08/25/2036 •		236	213
0.784% due 06/25/2036 •		58	58
0.829% due 10/25/2035 •		59	59
0.829% due 11/25/2035 •		146	141
0.919% due 04/25/2035 •		28	28
0.979% due 09/25/2034 •		117	118

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

1.054% due 03/25/2035 •		100	100
1.294% due 12/25/2034 •		886	875
1.330% due 01/25/2035 •		122	123
1.534% due 10/25/2034 •		509	512
First NLC Trust
0.179% due 08/25/2037 •		52	33
0.560% due 05/25/2035 •		839	811
FIRSTPLUS Home Loan Owner Trust 7.320% due 11/10/2023 ^		6	0
Fremont Home Loan Trust
0.259% due 01/25/2037 •		248	141
0.269% due 08/25/2036 •		209	91
0.449% due 02/25/2036 •		49	47
0.449% due 02/25/2037 •		812	414
0.649% due 02/25/2036 •		300	279
0.649% due 04/25/2036 •		3,000	2,755
0.844% due 07/25/2035 •		1,707	1,700
0.908% due 12/25/2029 •		6	6
Galaxy CLO Ltd. 1.441% due 10/15/2030 •		3,200	3,199
Gallatin CLO Ltd. 1.541% (US0003M + 1.050%) due 07/15/2027 ~		6,721	6,721
GE-WMC Asset-Backed Pass-Through Certificates 0.609% due 12/25/2035 •		709	709
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	14,000	16,479
GSAA Home Equity Trust 0.229% due 04/25/2047 •		$131	126
GSAMP Trust
0.199% due 01/25/2037 •		2,623	1,922
0.229% due 12/25/2036 •		1,832	1,137
0.249% due 12/25/2036 •		7,844	5,089
0.249% due 01/25/2037 •		47,430	34,939
0.259% due 06/25/2036 •		8	8
0.259% due 09/25/2036 •		334	160
0.259% due 12/25/2046 •		560	372
0.309% due 11/25/2036 •		478	298
0.339% due 12/25/2046 •		168	113
0.349% due 12/25/2035 •		4	4
0.429% due 05/25/2046 •		15	15
0.589% due 06/25/2036 •		243	174
0.649% due 04/25/2036 •		302	246
1.759% due 10/25/2034 •		16	16
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •	EUR	8,850	10,415
Home Equity Asset Trust 1.204% due 05/25/2035 •		$150	151
Home Equity Loan Trust
0.339% due 04/25/2037 •		1,089	1,050
0.449% due 04/25/2037 •		500	421
Home Equity Mortgage Loan Asset-Backed Trust
0.249% due 11/25/2036 •		373	350
0.269% due 11/25/2036 •		319	303
0.429% due 04/25/2037 •		275	253
HSI Asset Securitization Corp. Trust
0.329% due 12/25/2036 •		220	88
0.449% due 12/25/2036 •		1,002	400
0.549% due 12/25/2036 •		668	270
0.889% due 11/25/2035 •		4,430	4,404
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	900	1,054
IXIS Real Estate Capital Trust 0.739% due 02/25/2036 •		$111	112
JP Morgan Mortgage Acquisition Trust
0.269% due 01/25/2036 •		17	17
0.369% due 03/25/2037 •		260	258
0.369% due 06/25/2037 •		226	225
0.379% due 05/25/2036 •		331	331
0.379% due 07/25/2036 •		200	195
0.389% due 01/25/2037 •		1,214	1,197
0.649% due 04/25/2036 •		116	116
6.337% due 08/25/2036 ^þ		105	76
KKR CLO Ltd. 1.145% due 07/15/2030 •(a)		16,050	16,050
LCM LP 1.197% due 07/20/2030 •(a)		12,900	12,900
Lehman ABS Mortgage Loan Trust
0.199% due 06/25/2037 •		210	165
0.309% due 06/25/2037 •		169	135
Lehman XS Trust 0.279% due 02/25/2037 ^•		1,334	1,204
LoanCore Issuer Ltd. 1.236% due 05/15/2028 •		5,145	5,151
Long Beach Mortgage Loan Trust
0.669% due 07/25/2031 •		47	47
0.754% due 11/25/2035 •		227	226

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

0.869% due 08/25/2045 •		48	48
1.159% due 06/25/2035 •		500	500
1.384% due 02/25/2035 •		12,750	12,806
1.534% due 03/25/2032 •		176	174
MACH Cayman Ltd. 3.474% due 10/15/2039		2,092	2,110
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	4,250	4,998
Mackay Shields EURO CLO DAC 0.930% due 10/20/2032 •		1,900	2,232
MAPS Ltd. 4.212% due 05/15/2043		$3,568	3,608
MASTR Asset-Backed Securities Trust
0.329% due 08/25/2036 •		166	88
0.329% due 11/25/2036 •		4,518	3,401
0.409% due 08/25/2036 •		275	147
0.469% due 02/25/2036 •		346	184
0.589% due 06/25/2036 •		154	89
0.589% due 08/25/2036 •		165	90
0.609% due 11/25/2035 •		9,324	7,050
0.679% due 01/25/2036 •		285	282
0.859% due 12/25/2034 ^•		16	16
0.859% due 10/25/2035 ^•		244	240
Merrill Lynch Mortgage Investors Trust
0.358% due 08/25/2037 •		821	550
0.559% due 02/25/2047 •		1,034	748
0.829% due 05/25/2036 •		167	166
MESA Trust 0.909% due 12/25/2031 •		284	283
METAL LLC 4.581% due 10/15/2042		3,395	2,805
Mid-State Capital Corp. Trust 6.005% due 08/15/2037		365	389
MidOcean Credit CLO 1.243% due 02/20/2031 •(a)		4,000	4,000
Morgan Stanley ABS Capital, Inc. Trust
0.179% due 10/25/2036 •		86	50
0.219% due 10/25/2036 •		700	466
0.249% due 10/25/2036 •		2,543	1,495
0.249% due 11/25/2036 •		226	145
0.259% due 09/25/2036 •		363	177
0.259% due 10/25/2036 •		205	137
0.259% due 11/25/2036 •		1,158	856
0.289% due 03/25/2037 •		384	214
0.309% due 02/25/2037 •		130	83
0.329% due 11/25/2036 •		1,355	880
0.359% due 03/25/2037 •		384	216
0.409% due 06/25/2036 •		659	552
0.709% due 12/25/2035 •		10,000	9,561
0.729% due 12/25/2035 •		255	253
1.009% due 05/25/2034 •		86	86
1.039% due 03/25/2035 •		50	51
1.099% due 06/25/2035 •		458	461
1.159% due 04/25/2035 •		200	199
1.359% due 07/25/2037 •		400	388
Morgan Stanley Capital, Inc. Trust 0.689% due 01/25/2036 •		885	871
Morgan Stanley Dean Witter Capital, Inc. Trust 1.459% due 02/25/2033 •		454	455
Morgan Stanley Home Equity Loan Trust
0.279% due 04/25/2037 •		577	385
0.339% due 04/25/2037 •		192	129
0.429% due 04/25/2036 •		104	85
Morgan Stanley Mortgage Loan Trust
0.469% due 04/25/2037 •		250	109
0.569% due 02/25/2037 •		128	53
1.451% due 11/25/2036 ^•		247	115
5.965% due 09/25/2046 ^þ		341	172
Mountain View CLO Ltd. 1.041% due 10/15/2026 •		147	147
New Century Home Equity Loan Trust 1.084% due 10/25/2033 •		1,388	1,385
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.724% due 02/25/2036 •		62	62
6.032% due 10/25/2036 ^þ		160	62
NovaStar Mortgage Funding Trust
0.409% due 06/25/2036 •		106	87
0.814% due 01/25/2036 •		6,794	6,775
OneMain Financial Issuance Trust 2.370% due 09/14/2032		642	643
Option One Mortgage Loan Trust
0.249% due 01/25/2037 •		63	44
0.279% due 05/25/2037 •		156	108
0.329% due 01/25/2037 •		251	179
0.439% due 04/25/2037 •		113	74
0.649% due 01/25/2036 •		300	284

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

0.874% due 08/25/2035 •		400	398
Option One Mortgage Loan Trust Asset-Backed Certificates
0.769% due 11/25/2035 •		31	31
0.799% due 11/25/2035 •		3,100	3,073
Ownit Mortgage Loan Trust 1.009% due 10/25/2036 ^•		165	168
Palmer Square European Loan Funding DAC 1.150% due 01/15/2030 •	EUR	4,450	5,236
Park Place Securities, Inc. 0.844% due 09/25/2035 •		$200	198
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.844% due 08/25/2035 •		200	199
0.844% due 09/25/2035 •		500	496
0.904% due 07/25/2035 •		299	299
0.934% due 07/25/2035 •		950	946
1.054% due 06/25/2035 •		181	182
1.159% due 10/25/2034 •		500	500
1.234% due 03/25/2035 •		400	401
1.354% due 01/25/2036 •		252	253
1.909% due 12/25/2034 •		4,191	4,315
People's Choice Home Loan Securities Trust 0.829% due 05/25/2035 ^•		15	15
People's Financial Realty Mortgage Securities Trust 0.249% due 09/25/2036 •		385	146
Popular ABS Mortgage Pass-Through Trust
0.369% due 11/25/2036 •		109	108
0.499% due 02/25/2036 •		232	230
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ		4,799	4,815
Purple Finance CLO DAC 0.800% due 01/25/2031 •	EUR	1,900	2,227
RAAC Trust
0.459% due 11/25/2046 •		$462	446
0.509% due 06/25/2047 •		1	1
0.709% due 06/25/2044 •		42	38
0.709% due 09/25/2045 •		2,050	2,032
1.309% due 10/25/2045 •		153	154
1.609% due 09/25/2047 •		600	598
Renaissance Home Equity Loan Trust
5.608% due 05/25/2036 þ		9,798	6,658
5.812% due 11/25/2036 þ		524	294
6.254% due 08/25/2036 þ		9,451	5,785
7.238% due 09/25/2037 ^þ		234	135
Residential Asset Mortgage Products Trust
0.269% due 02/25/2037 •		8	8
0.669% due 09/25/2036 •		132	129
0.709% due 05/25/2036 ^•		888	853
0.749% due 01/25/2036 •		624	591
0.754% due 11/25/2035 •		78	78
0.769% due 10/25/2035 •		39	39
0.799% due 10/25/2035 •		100	99
0.829% due 09/25/2035 •		87	87
1.009% due 08/25/2034 •		34	34
Residential Asset Securities Corp. Trust
0.269% due 11/25/2036 ^•		125	131
0.349% due 09/25/2036 •		261	260
0.359% due 04/25/2037 •		65	65
0.369% due 11/25/2036 •		376	351
0.379% due 05/25/2037 •		35	35
0.449% due 11/25/2036 •		450	431
0.449% due 04/25/2037 •		1,600	1,542
0.529% due 06/25/2036 •		723	722
0.724% due 01/25/2036 •		30	30
0.739% due 10/25/2035 •		163	162
0.739% due 12/25/2035 •		327	326
0.754% due 03/25/2035 •		306	304
0.769% due 11/25/2035 •		190	189
0.778% due 12/25/2035 •		146	129
0.799% due 11/25/2035 •		300	299
0.949% due 12/25/2034 •		18	18
Salomon Mortgage Loan Trust 1.009% due 11/25/2033 •		79	79
Securitized Asset-Backed Receivables LLC Trust
0.289% due 07/25/2036 •		216	103
0.389% due 05/25/2036 •		5,056	3,470
0.429% due 07/25/2036 •		211	103
0.589% due 07/25/2036 •		724	357
0.609% due 05/25/2036 •		1,051	732
0.649% due 03/25/2036 •		150	144
0.769% due 08/25/2035 ^•		152	124
0.784% due 01/25/2035 •		25	24
1.069% due 01/25/2036 ^•		56	50
3.070% due 01/25/2036 ^þ		51	52
SG Mortgage Securities Trust
0.429% due 07/25/2036 •		29,613	9,458
0.784% due 10/25/2035 •		1,000	990

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

SLM Student Loan Trust 1.718% due 04/25/2023 •		3,381	3,408
Soundview Home Loan Trust
0.189% due 06/25/2037 •		50	40
0.219% due 02/25/2037 •		308	115
0.289% due 02/25/2037 •		431	164
0.289% due 07/25/2037 •		2,031	1,958
0.359% due 06/25/2036 •		8,440	8,410
0.429% due 11/25/2036 •		85	85
0.634% due 03/25/2036 •		387	387
0.934% due 06/25/2035 •		41	42
1.059% due 10/25/2037 •		303	259
South Carolina Student Loan Corp. 1.191% due 09/03/2024 •		171	172
Specialty Underwriting & Residential Finance Trust
0.259% due 09/25/2037 •		82	68
0.268% due 11/25/2037 •		780	558
0.388% due 04/25/2037 •		157	124
0.718% due 12/25/2036 •		2,376	2,340
1.084% due 12/25/2035 •		190	190
Starwood Commercial Mortgage Trust 1.186% due 07/15/2038 •		7,600	7,599
Structured Asset Investment Loan Trust
0.259% due 09/25/2036 •		122	120
0.489% due 03/25/2036 •		403	386
0.709% due 01/25/2036 •		211	211
0.829% due 05/25/2035 •		1,014	1,015
1.009% due 05/25/2035 •		600	603
1.039% due 09/25/2034 •		608	601
1.234% due 07/25/2033 •		37	37
1.384% due 12/25/2034 •		1,138	1,150
Structured Asset Securities Corp. Mortgage Loan Trust
0.244% due 07/25/2036 •		4,648	4,565
0.259% due 09/25/2036 •		89	86
0.279% due 12/25/2036 •		115	114
0.319% due 02/25/2037 •		466	446
0.339% due 01/25/2037 •		2,278	1,640
0.359% due 09/25/2036 •		121	120
1.009% due 08/25/2037 •		124	125
1.109% due 08/25/2037 •		381	385
Structured Asset Securities Corp. Trust 0.799% due 09/25/2035 •		626	616
Towd Point Mortgage Trust 3.750% due 02/25/2059 ~		11,958	12,705
TPG Real Estate Finance Issuer Ltd. 1.306% due 03/15/2038 •		12,600	12,718
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		7,000	7,024
Vibrant CLO Ltd. 1.235% due 09/15/2030 •(a)		14,000	14,000
WaMu Asset-Backed Certificates WaMu Trust 0.334% due 05/25/2037 •		8,762	8,267
WAVE LLC 3.597% due 09/15/2044		2,306	2,319
Wells Fargo Home Equity Asset-Backed Securities Trust
0.604% due 05/25/2036 •		300	297
1.054% due 03/25/2035 •		306	307
1.054% due 11/25/2035 •		86	86
1.684% due 02/25/2035 •		200	201
Wind River CLO Ltd. 1.111% due 10/15/2027 •		118	119

Total Asset-Backed Securities (Cost $572,618)			591,918

SOVEREIGN ISSUES 0.7%
Export-Import Bank of India 1.213% (US0003M + 1.020%) due 03/28/2022 ~(h)		5,000	5,020
Philippines Government International Bond 0.000% due 02/03/2023 (d)	EUR	5,300	6,200

Total Sovereign Issues (Cost $10,844)			11,220

		SHARES
PREFERRED SECURITIES 1.3%
BANKING & FINANCE 0.7%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(g)		5,400,000	6,351

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

Charles Schwab Corp. 5.000% due 12/01/2027 •(f)	4,200,000	4,355

		10,706

INDUSTRIALS 0.6%
General Electric Co. 3.514% due 06/15/2021 ~(f)	10,500,000	9,936

Total Preferred Securities (Cost $20,680)		20,642

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
U.S. TREASURY BILLS 0.4%
0.028% due 04/29/2021 (c)(d)(k)	$5,180	5,180

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.013% due 07/06/2021 (d)(e)(i)	251	251

Total Short-Term Instruments (Cost $5,431)		5,431

Total Investments in Securities (Cost $2,229,453)		2,265,743

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,773	156

Total Short-Term Instruments (Cost $155)		156

Total Investments in Affiliates (Cost $155)		156

Total Investments 144.5% (Cost $2,229,608)		$2,265,899
Financial Derivative Instruments (j)(l) 0.3%(Cost or Premiums, net $122)		5,134
Other Assets and Liabilities, net (44.8)%		(702,663)

Net Assets 100.0%		$1,568,370

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Export-Import Bank of India	1.213%	03/28/2022	12/19/2019	$4,981	$5,020	0.32%
Morgan Stanley	7.500	04/02/2032	02/11/2020	6,852	6,400	0.41

$11,833	$11,420	0.73%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	(0.300)%	03/31/2021	04/05/2021	$(46,963)	$(46,963)
(0.030)	03/31/2021	04/07/2021	(9,653)	(9,653)

Total Reverse Repurchase Agreements	$(56,616)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

GSC	(0.060)%	03/25/2021	04/01/2021	$(39,594)	$(39,593)

Total Sale-Buyback Transactions	$(39,593)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (22.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2051	$241,500	$(256,045)	$(255,207)
Uniform Mortgage-Backed Security, TBA	3.500	04/01/2051	69,749	(74,134)	(73,686)
Uniform Mortgage-Backed Security, TBA	4.000	04/01/2051	150,000	(161,403)	(160,945)

Total Short Sales 11.3%	$(491,582)	$(489,838)

(i)	Securities with an aggregate market value of $95,863 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(38,237) at a weighted average interest rate of (0.452%).Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month		# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund 10-Year Bond June Futures				06/2021		197	$(39,569)	$8		$143	$(65)

Total Futures Contracts								$8		$143	$(65)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.463%		$2,650	$(19)	$58	$39	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2024	0.511		1,550	(2)	27	25	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.611		800	(13)	25	12	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.792		1,200	227	8	235	0	0

							$193	$118	$311	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	3.700%	Maturity	01/03/2022	BRL	625,500	$(170)	$(394)	$(564)	$40	$0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		35,200	0	(22)	(22)	2	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		36,300	0	(20)	(20)	3	0
Pay	3-Month CAD-Bank Bill	0.980	Semi-Annual	02/26/2024	CAD	232,400	217	354	571	0	(41)
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024		107,000	6	(17)	(11)	0	(19)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		55,000	157	(64)	93	0	(16)

							$210	$(163)	$47	$45	$(76)

Total Swap Agreements							$403	$(45)	$358	$46	$(76)

(k)	Securities with an aggregate market value of $9,850 and cash of $2,931 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2021		EUR	9,911		$11,797		$174		$0
		04/2021		GBP	22,683		32,114		843		0
		04/2021		RUB	1,724		23		0		0
		04/2021			$12,590		EUR	10,719	0		(20)
		05/2021		CAD	2,214		$1,776		14		0
		05/2021		EUR	10,719		12,597		20		0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

05/2021	ILS	542	166	3	0
05/2021	NOK	2,660	314	3	0
05/2021	RUB	1,149	15	0	0
05/2021	$1,096	CAD	1,392	12	0
06/2021	RUB	987	$13	0	0
BPS	06/2021	$275	KRW	309,491	0	(2)
BRC	05/2021	CAD	545	$430	0	(4)
CBK	05/2021	RUB	2,917	39	1	0
05/2021	$536	PEN	1,952	0	(14)
06/2021	RUB	5,657	$76	2	0
12/2021	$31	PEN	112	0	(1)
DUB	06/2021	MXN	12,379	$586	0	(15)
GLM	04/2021	RUB	5,324	71	0	0
05/2021	613	8	0	0
HUS	04/2021	EUR	808	977	30	0
04/2021	GBP	17,537	24,353	177	0
05/2021	5,372	7,409	2	0
05/2021	ILS	1,294	397	10	0
05/2021	RUB	3,587	48	1	0
JPM	05/2021	CHF	192	215	11	0
MYI	05/2021	CAD	527	415	0	(5)
SCX	04/2021	BRL	2,254	418	18	0
04/2021	EUR	90,754	110,247	3,820	0
04/2021	$396	BRL	2,254	5	0
04/2021	55,333	GBP	40,220	114	0
05/2021	EUR	90,754	$106,724	235	0
05/2021	GBP	40,220	55,339	0	(114)
06/2021	INR	17,406	233	0	(2)
UAG	04/2021	RUB	1,850	24	0	0
05/2021	632	9	0	0
06/2021	2,252	30	1	0

Total Forward Foreign Currency Contracts	$5,496	$(177)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	1.805%	$3,100	$(54)	$(35)	$0	$(89)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	100	(1)	0	0	(1)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.920	1,200	(80)	81	1	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.616	200	(6)	2	0	(4)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.805	3,100	(48)	(41)	0	(89)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.800	200	(2)	3	1	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.477	300	(10)	6	0	(4)
Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.616	2,400	(70)	24	0	(46)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	100	(1)	0	0	(1)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.800	200	(2)	4	2	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.033	300	(4)	4	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	500	(3)	0	0	(3)

Total Swap Agreements	$(281)	$48	$4	$(237)

(m)

Securities with an aggregate market value of $55 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$302,188	$0	$302,188
Industrials	0	138,337	0	138,337
Utilities	0	33,280	0	33,280
Municipal Bonds & Notes
California	0	9,658	0	9,658
Illinois	0	1,320	0	1,320
New Jersey	0	5,992	0	5,992
New York	0	12,699	0	12,699
Ohio	0	1,285	0	1,285
Pennsylvania	0	10,985	0	10,985
Texas	0	557	0	557
Virginia	0	24,134	0	24,134
U.S. Government Agencies	0	428,568	0	428,568
U.S. Treasury Obligations	0	396,068	0	396,068
Non-Agency Mortgage-Backed Securities	0	265,764	5,697	271,461
Asset-Backed Securities	0	591,918	0	591,918
Sovereign Issues	0	11,220	0	11,220
Preferred Securities
Banking & Finance	0	10,706	0	10,706
Industrials	0	9,936	0	9,936
Short-Term Instruments
U.S. Treasury Bills	0	5,180	0	5,180
U.S. Treasury Cash Management Bills	0	251	0	251

	$0	$2,260,046	$5,697	$2,265,743
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$156	$0	$0	$156

Total Investments	$156	$2,260,046	$5,697	$2,265,899

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(489,838)	$0	$(489,838)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	143	46	0	189
Over the counter	0	5,500	0	5,500

	$143	$5,546	$0	$5,689
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(65)	(76)	0	(141)
Over the counter	0	(414)	0	(414)

	$(65)	$(490)	$0	$(555)

Total Financial Derivative Instruments	$78	$5,056	$0	$5,134

Totals	$234	$1,775,264	$5,697	$1,781,195

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Fixed Income SHares: Series R	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.6% ¤
CORPORATE BONDS & NOTES 3.4%
BANKING & FINANCE 3.1%
Deutsche Bank AG 4.250% due 10/14/2021		$1,400	$1,426
ING Bank NV 2.625% due 12/05/2022		400	415
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	3,134	483
Lloyds Banking Group PLC 0.987% (US0003M + 0.800%) due 06/21/2021 ~		$200	200
Natwest Group PLC
1.751% (US0003M + 1.550%) due 06/25/2024 ~		300	307
4.519% due 06/25/2024 •		200	216
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	3,129	483
Nykredit Realkredit A/S
1.000% due 10/01/2050		7,394	1,139
2.500% due 10/01/2047		27	5
Realkredit Danmark A/S 2.500% due 04/01/2047		18	3
UniCredit SpA 7.830% due 12/04/2023		$600	700

			5,377

UTILITIES 0.3%
Petrobras Global Finance BV 5.093% due 01/15/2030		442	460

Total Corporate Bonds & Notes (Cost $5,633)			5,837

U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
0.554% due 02/25/2037 •		18	18
1.579% due 10/01/2044 •		2	2
Freddie Mac
2.010% due 07/01/2036 •		33	35
2.139% due 09/01/2036 •		18	19
Ginnie Mae 0.599% due 08/20/2068 •		437	434
Uniform Mortgage-Backed Security 3.500% due 12/01/2045		15	16
Uniform Mortgage-Backed Security, TBA
3.500% due 05/01/2051		600	634
4.000% due 05/01/2051		8,500	9,122

Total U.S. Government Agencies (Cost $10,301)			10,280

U.S. TREASURY OBLIGATIONS 115.1%
U.S. Treasury Bonds
1.625% due 11/15/2050		1,470	1,225
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (g)		5,905	6,039
0.125% due 04/15/2022 (e)		11,070	11,385
0.125% due 01/15/2023		5,260	5,517
0.125% due 04/15/2025 (e)		11,847	12,829
0.125% due 07/15/2026		4,135	4,522
0.125% due 01/15/2030 (e)		25,953	28,105
0.125% due 07/15/2030 (e)		4,182	4,543
0.125% due 01/15/2031 (e)		15,171	16,346
0.125% due 02/15/2051 (e)		1,206	1,214
0.250% due 07/15/2029		1,637	1,803
0.250% due 02/15/2050		1,780	1,864
0.375% due 07/15/2025		1,628	1,794
0.375% due 07/15/2027 (e)		8,596	9,539
0.500% due 04/15/2024		4,148	4,498
0.500% due 01/15/2028		42	47
0.625% due 01/15/2024		1,233	1,337
0.625% due 01/15/2026 (e)		6,032	6,710
0.625% due 02/15/2043		3,208	3,631
0.750% due 07/15/2028 (e)		6,773	7,728
0.750% due 02/15/2042		1,725	1,997

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2021 (Unaudited)

0.750% due 02/15/2045		6,187	7,171
0.875% due 01/15/2029		2,072	2,377
0.875% due 02/15/2047		3,624	4,373
1.000% due 02/15/2046		6,281	7,706
1.000% due 02/15/2048		1,364	1,700
1.000% due 02/15/2049 (e)		2,838	3,560
1.375% due 02/15/2044		5,824	7,622
1.750% due 01/15/2028 (e)		12,428	14,956
2.000% due 01/15/2026		1,994	2,357
2.125% due 02/15/2040 (e)		436	626
2.125% due 02/15/2041		4,861	7,041
2.500% due 01/15/2029		3,190	4,085
3.375% due 04/15/2032 (e)		376	548
3.625% due 04/15/2028		2,118	2,854

Total U.S. Treasury Obligations (Cost $190,522)			199,649

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
AREIT Trust 2.726% due 04/15/2037 •		500	508
Banc of America Funding Trust 3.134% due 01/20/2047 ~		508	497
Citigroup Mortgage Loan Trust 0.318% due 06/25/2047 •		25	25
Countrywide Alternative Loan Trust 0.306% due 12/20/2046 ^•		790	690
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	111	127
GSR Mortgage Loan Trust 2.929% due 09/25/2035 ~		$13	13
HarborView Mortgage Loan Trust 1.011% due 06/20/2035 •		339	334
IndyMac Mortgage Loan Trust 0.949% due 05/25/2034 •		722	706
MortgageIT Trust 1.114% due 12/25/2034 •		13	13
Residential Accredit Loans, Inc. Trust 0.469% due 06/25/2046 •		216	74
Towd Point Mortgage Funding 1.250% due 02/20/2054 •	GBP	651	901

Total Non-Agency Mortgage-Backed Securities (Cost $3,611)			3,888

ASSET-BACKED SECURITIES 6.3%
Asset-Backed Funding Certificates Trust 0.709% due 10/25/2034 •		$22	22
Atlas Senior Loan Fund Ltd. 1.523% due 01/16/2030 •		800	800
CIT Mortgage Loan Trust 1.459% due 10/25/2037 •		351	353
Citigroup Mortgage Loan Trust
0.189% due 01/25/2037 •		174	145
0.254% due 09/25/2036 •		453	438
Citigroup Mortgage Loan Trust, Inc. 0.799% due 10/25/2035 ^•		500	482
Countrywide Asset-Backed Certificates Trust 0.904% due 02/25/2036 •		345	344
Dryden Senior Loan Fund 1.141% due 10/15/2027 •		533	533
Evans Grove CLO Ltd. 1.111% due 05/28/2028 •		1,112	1,113
Home Equity Asset Trust 0.964% due 08/25/2034 •		51	51
KKR CLO Ltd. 1.496% due 07/18/2030 •		300	300
LoanCore Issuer Ltd. 1.236% due 05/15/2036 •		500	500
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	294
Massachusetts Educational Financing Authority 1.168% due 04/25/2038 •		$34	34
Morgan Stanley ABS Capital, Inc. Trust 0.769% due 01/25/2035 •		268	263
Mountain View CLO Ltd. 1.045% due 10/13/2027 •		148	148
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.874% due 05/25/2035 •		1,300	1,235
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	300	352
RAAC Trust 0.619% due 08/25/2036 •		$39	40
Saxon Asset Securities Trust 0.829% due 05/25/2035 •		42	41
Shackleton CLO Ltd. 1.354% due 10/20/2028 •		1,498	1,497

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2021 (Unaudited)

Sound Point CLO Ltd.
0.000% due 01/23/2029 •(a)		400	400
1.161% due 01/23/2029 •		400	400
1.368% due 01/23/2029 •		400	401
Structured Asset Securities Corp. Mortgage Loan Trust 1.109% due 08/25/2037 •		29	29
TCW CLO Ltd. 1.274% due 10/20/2031 •		284	285
Venture CLO Ltd. 1.121% due 07/15/2027 •		386	386

Total Asset-Backed Securities (Cost $10,685)			10,886

SOVEREIGN ISSUES 19.5%
Argentina Government International Bond
34.109% (BADLARPP) due 10/04/2022 ~	ARS	100	1
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~		1,656	11
Australia Government International Bond
1.250% due 02/21/2022	AUD	891	697
3.000% due 09/20/2025		1,074	969
Autonomous City of Buenos Aires 39.106% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	7,510	51
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	944	978
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,294	2,952
0.250% due 07/25/2024 (d)		3,190	4,032
2.100% due 07/25/2023 (d)		344	438
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		4,964	6,364
1.400% due 05/26/2025 (d)		9,279	11,643
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	220,312	2,010
0.100% due 03/10/2029 (d)		130,874	1,192
Mexico Government International Bond 7.750% due 05/29/2031	MXN	8,021	420
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	446	352
3.000% due 09/20/2030		1,327	1,205
Peru Government International Bond 5.940% due 02/12/2029	PEN	900	273
Qatar Government International Bond 3.875% due 04/23/2023		$300	320

Total Sovereign Issues (Cost $32,929)			33,908

SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
0.040% due 05/25/2021 (b)(c)(e)		434	434

Total Short-Term Instruments (Cost $434)			434

Total Investments in Securities (Cost $254,115)			264,882

Total Investments 152.6% (Cost $254,115)			$264,882
Financial Derivative Instruments (f)(h) 0.7%(Cost or Premiums, net $(870))			1,228
Other Assets and Liabilities, net (53.3)%			(92,578)

Net Assets 100.0%			$173,532

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Coupon represents a yield to maturity.
(d)				Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)		Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	0.050%		03/31/2021	04/05/2021	$(3,243)	$(3,243)
	0.110		02/10/2021	04/12/2021	(16,027)	(16,030)
BOS	(0.120)		03/26/2021	04/05/2021	(1,303)	(1,303)
BPG	0.120		02/04/2021	04/05/2021	(32,616)	(32,621)
	0.140		01/21/2021	04/21/2021	(11,890)	(11,893)
TDL	0.090		02/22/2021	04/14/2021	(3,655)	(3,655)
	0.110		02/08/2021	04/08/2021	(8,558)	(8,560)
	0.150		01/19/2021	04/14/2021	(23,917)	(23,924)

Total Sale-Buyback Transactions						$(101,229)

(e)				Securities with an aggregate market value of $100,824 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(98,906) at a weighted average interest rate of 0.134%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Payable for sale-buyback transactions includes $(3) of deferred price drop.
(f)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 114.200 on Euro-Schatz Bond June 2021 Futures(1)	05/2021	853	$5	$(1)	$0	$0
Call Options Strike @ EUR 161.500 on Euro-BTP Italy Government Bond June 2021 Futures(1)	05/2021	47	1	0	0	0
Euro-Bobl June Futures	06/2021	64	10,138	2	6	(19)
Euro-Bund 10-Year Bond June Futures	06/2021	16	3,214	0	5	(12)
Put Options Strike @ EUR 130.500 on Euro-Bobl June 2021 Futures(1)	05/2021	38	0	0	0	0
Put Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond June 2021 Futures(1)	05/2021	58	1	0	0	0
U.S. Treasury 2-Year Note June Futures	06/2021	56	12,361	(3)	0	(2)
U.S. Treasury 5-Year Note June Futures	06/2021	860	106,123	(1,130)	0	(141)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	61	8,765	(136)	0	(21)

				$(1,268)	$11	$(195)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note June Futures	06/2021	10	$(889)	$0	$1	$0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2021 (Unaudited)

Australia Government 10-Year Bond June Futures	06/2021	2	(210)	(1)	2	0
Euro-BTP Italy Government Bond June Futures	06/2021	53	(8,347)	11	18	(11)
Euro-Buxl 30-Year Bond June Futures	06/2021	17	(4,108)	81	24	(17)
Euro-OAT France Government 10-Year Bond June Futures	06/2021	2	(380)	1	1	(1)
Euro-Schatz June Futures	06/2021	432	(56,791)	(16)	28	(5)
Japan Government 10-Year Bond June Futures	06/2021	2	(2,730)	(5)	6	0
U.S. Treasury 10-Year Note June Futures	06/2021	464	(60,755)	1,435	116	0
U.S. Treasury 30-Year Bond June Futures	06/2021	79	(12,213)	476	34	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	36	(6,524)	305	42	0

$2,287	$272	$(34)

Total Futures Contracts	$1,019	$283	$(229)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.463%	$100	$(5)	$7	$2	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	11,300	$0	$(7)	$(7)	$0	$(3)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(102)	(98)	7	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	(24)	(27)	2	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	3,900	(28)	(36)	(64)	0	(15)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	300	(1)	(21)	(22)	2	0
Pay	CPURNSA	1.400	Maturity	07/08/2021	$1,000	0	(24)	(24)	0	(3)
Pay	CPURNSA	1.690	Maturity	08/07/2021	4,900	0	(107)	(107)	0	(12)
Pay	CPURNSA	1.825	Maturity	08/14/2021	2,100	0	(41)	(41)	0	(5)
Pay	CPURNSA	1.863	Maturity	08/26/2021	2,100	(1)	(36)	(37)	0	(4)
Pay	CPURNSA	2.155	Maturity	01/19/2022	2,000	0	(13)	(13)	0	(1)
Pay	CPURNSA	2.180	Maturity	01/19/2022	3,100	0	(20)	(20)	0	(2)
Pay	CPURNSA	2.200	Maturity	01/21/2022	900	0	(6)	(6)	0	(1)
Pay	CPURNSA	2.200	Maturity	02/05/2022	2,800	0	(17)	(17)	0	0
Receive	CPURNSA	2.500	Maturity	07/15/2022	5,000	(743)	259	(484)	0	(4)
Receive	CPURNSA	2.210	Maturity	02/05/2023	3,240	0	(11)	(11)	0	(2)
Receive	CPURNSA	2.220	Maturity	04/13/2023	318	0	(2)	(2)	0	0
Receive	CPURNSA	2.314	Maturity	02/26/2026	2,700	0	32	32	1	0
Receive	CPURNSA	2.419	Maturity	03/05/2026	2,100	0	13	13	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028	2,200	0	13	13	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029	2,000	0	(49)	(49)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029	1,000	0	(45)	(45)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	1,300	0	(51)	(51)	0	(1)
Pay	CPURNSA	1.883	Maturity	11/20/2029	500	1	(29)	(28)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031	1,500	1	29	30	2	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	600	0	(12)	(12)	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	300	0	(12)	(12)	0	(2)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	1,900	(1)	135	134	3	0
Pay	UKRPI	3.330	Maturity	01/15/2025	5,800	158	(47)	111	9	0
Pay	UKRPI	3.603	Maturity	11/15/2028	60	0	3	3	0	0
Pay	UKRPI	3.718	Maturity	12/15/2028	10	0	1	1	0	0
Pay	UKRPI	3.438	Maturity	01/15/2030	3,000	0	(23)	(23)	0	(1)
Pay	UKRPI	3.480	Maturity	01/15/2030	700	9	(9)	0	0	0
Pay	UKRPI	3.325	Maturity	08/15/2030	2,050	(5)	39	34	0	0
Receive	UKRPI	3.470	Maturity	01/15/2031	100	0	5	5	0	0
Receive	UKRPI	3.484	Maturity	01/15/2031	400	0	19	19	0	0
Pay	UKRPI	3.566	Maturity	03/15/2036	600	0	(11)	(11)	0	0
Pay	UKRPI	3.580	Maturity	03/15/2036	1,300	(6)	(13)	(19)	0	0

$(615)	$(220)	$(835)	$27	$(58)

Total Swap Agreements	$(620)	$(213)	$(833)	$27	$(58)

(g)	Securities with an aggregate market value of $53 and cash of $1,987 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2021 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	BRL	1,567	$275	$0	$(3)
04/2021	DKK	5,056	827	30	0
04/2021	JPY	357,100	3,369	143	0
04/2021	PLN	113	30	1	0
04/2021	$283	BRL	1,567	0	(5)
04/2021	845	DKK	5,316	0	(7)
04/2021	3,782	EUR	3,220	0	(6)
05/2021	BRL	1,567	$283	5	0
05/2021	EUR	3,220	3,784	6	0
07/2021	DKK	5,316	846	7	0
BPS	04/2021	EUR	477	563	3	0
04/2021	GBP	93	129	1	0
04/2021	NZD	2,827	2,104	130	0
04/2021	PLN	76	20	1	0
BRC	04/2021	GBP	58	80	0	0
08/2021	MXN	8,166	394	0	0
CBK	04/2021	AUD	1,951	1,511	29	0
04/2021	DKK	3,476	569	21	0
04/2021	PEN	539	148	4	0
04/2021	$915	CAD	1,153	3	0
04/2021	653	DKK	4,122	0	(3)
04/2021	145	PEN	539	0	(1)
05/2021	CAD	1,153	$915	0	(3)
05/2021	PEN	423	116	3	0
07/2021	DKK	4,122	654	3	0
03/2022	PEN	539	145	1	0
GLM	04/2021	GBP	33	46	0	0
04/2021	PLN	36	10	1	0
04/2021	$519	NZD	725	0	(13)
HUS	04/2021	CAD	1,153	$910	0	(7)
04/2021	EUR	2,936	3,472	29	0
04/2021	GBP	752	1,049	12	0
04/2021	PLN	128	34	2	0
04/2021	$824	AUD	1,063	0	(17)
04/2021	95	EUR	80	0	(2)
JPM	04/2021	728	DKK	4,595	0	(3)
07/2021	DKK	4,595	$729	3	0
MYI	04/2021	AUD	1,306	1,034	43	0
04/2021	DKK	1,612	263	9	0
04/2021	$3,240	JPY	357,100	0	(14)
05/2021	JPY	357,100	$3,241	15	0
SCX	04/2021	BRL	1,567	291	12	0
04/2021	EUR	19,183	23,303	808	0
04/2021	PLN	90	24	1	0
04/2021	$275	BRL	1,567	3	0
05/2021	EUR	19,183	$22,559	50	0
UAG	04/2021	DKK	3,889	637	24	0
04/2021	$136	EUR	113	0	(4)

Total Forward Foreign Currency Contracts	$1,403	$(88)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	1,100	$1	$178
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,190	90	193

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2021 (Unaudited)

BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	710	53	115
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	08/24/2021	16,800	61	18
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	1,000	73	163

							$278	$667

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2051		$75.000	04/07/2021		8,500	$0	$0

Total Purchased Options							$278	$667

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index		Sell	100.000%	06/16/2021	200	$(1)	$(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	700	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	05/19/2021	700	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	1,100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	06/16/2021	800	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	06/16/2021	300	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	300	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	300	0	0
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	07/21/2021	100	(1)	(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	600	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	04/21/2021	500	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	04/21/2021	1,100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	500	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	500	(1)	0
BRC	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	1,500	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	1,700	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	06/16/2021	500	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	06/16/2021	700	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	800	0	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	800	(1)	(1)
CBK	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	04/21/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	05/19/2021	600	(1)	0
DBL	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	300	0	0
DUB	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	800	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	05/19/2021	600	(1)	0
FBF	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	06/16/2021	100	0	0
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	06/16/2021	500	0	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	06/16/2021	500	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.850	06/16/2021	300	0	0
GST	Put - OTC CDX.HY-35 5-Year Index		Sell	102.000	06/16/2021	200	(1)	(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	600	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	04/21/2021	300	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	04/21/2021	600	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	1,200	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	500	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.950	05/19/2021	500	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.050	05/19/2021	400	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	07/21/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	06/16/2021	600	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	500	(1)	(1)
JPM	Put - OTC CDX.HY-35 5-Year Index		Sell	103.000	05/19/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	600	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	600	(1)	0
MYC	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	05/19/2021	600	(1)	0

							$(28)	$(8)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,200	$(54)	$(2)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	6,500	(47)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	500	(4)	0

							$(105)	$(2)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	3,300	$0	$(162)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	3,640	(90)	(179)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	2,160	(53)	(106)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	3,760	(26)	(37)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	22,500	(35)	(25)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	100	(1)	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	33,600	(53)	(16)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	4,440	(31)	(44)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	3,200	(78)	(157)

$(367)	$(727)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	$103.758	06/07/2021	200	$(1)	$(1)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.895	06/07/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.250	04/07/2021	100	0	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.172	06/07/2021	600	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.512	06/07/2021	200	(1)	(1)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.742	06/07/2021	200	(1)	(1)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.875	06/07/2021	200	(1)	(1)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	104.047	06/07/2021	100	0	0
Put - OTC Ginnie Mae, TBA 2.000% due 05/01/2051	100.047	05/13/2021	200	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	200	0	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.125	04/14/2021	200	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	200	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	99.875	04/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	100.078	04/07/2021	100	0	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.484	04/07/2021	100	0	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	100	0	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	98.453	05/06/2021	100	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.391	05/06/2021	100	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.430	05/06/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.891	05/06/2021	100	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.914	05/06/2021	100	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.453	05/06/2021	100	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.750	05/06/2021	400	(3)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.391	05/06/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.430	05/06/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.438	05/06/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.891	05/06/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	98.531	06/07/2021	400	(2)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.531	06/07/2021	400	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.789	05/06/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.391	06/07/2021	100	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	103.391	06/07/2021	100	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051	103.984	05/06/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051	104.262	05/06/2021	100	0	0

$(28)	$(40)

Total Written Options	$(528)	$(777)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,377	$0	$5,377
Utilities	0	460	0	460
U.S. Government Agencies	0	10,280	0	10,280
U.S. Treasury Obligations	0	199,649	0	199,649
Non-Agency Mortgage-Backed Securities	0	3,888	0	3,888
Asset-Backed Securities	0	10,886	0	10,886
Sovereign Issues	0	33,908	0	33,908
Short-Term Instruments
U.S. Treasury Bills	0	434	0	434

Total Investments	$0	$264,882	$0	$264,882

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	283	27	0	310
Over the counter	0	2,070	0	2,070

$283	$2,097	$0	$2,380
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(229)	(58)	0	(287)
Over the counter	0	(865)	0	(865)

$(229)	$(923)	$0	$(1,152)

Total Financial Derivative Instruments	$54	$1,174	$0	$1,228

Totals	$54	$266,056	$0	$266,110

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3% ¤
MUNICIPAL BONDS & NOTES 100.3%
ALABAMA 0.9%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	$500	$712

ARIZONA 1.6%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	295
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012 5.000% due 12/01/2030	1,000	1,054

		1,349

CALIFORNIA 9.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2038	2,000	2,194
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (b)	3,000	3,589
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,300	1,604

		7,387

COLORADO 4.2%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	2,125	2,344
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	1,105

		3,449

CONNECTICUT 1.6%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2029	110	138
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 07/01/2026	1,000	1,138

		1,276

FLORIDA 3.2%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,300	1,395
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013 5.000% due 10/01/2028	555	622
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2029 (a)	700	582

		2,599

GEORGIA 2.8%
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	1,555	1,685
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2037	500	605

		2,290

ILLINOIS 15.8%
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	1,000	1,117
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,500	1,792
Chicago, Illinois General Obligation Notes, Series 2016 5.000% due 01/01/2024	1,000	1,100
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2032	795	960
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,180
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	2,000	2,376

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2021 (Unaudited)

Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	1,086
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,000	1,081
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	1,000	1,031
3.000% due 06/15/2034	1,180	1,206

		12,929

INDIANA 0.7%
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	548

KANSAS 2.6%
Kansas Development Finance Authority Revenue Bonds, Series 2012 5.000% due 11/15/2034	2,000	2,100

KENTUCKY 1.6%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,170	1,340

LOUISIANA 0.8%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	650	669

MASSACHUSETTS 3.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2041	500	579
Massachusetts State College Building Authority Revenue Bonds, Series 2014 5.000% due 05/01/2028	2,000	2,200

		2,779

MICHIGAN 5.3%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	385	476
Michigan Finance Authority Revenue Notes, Series 2014 4.000% due 10/01/2024	2,000	2,090
Michigan Finance Authority Revenue Notes, Series 2016 5.000% due 04/01/2024	1,000	1,125
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	500	623

		4,314

NEVADA 1.7%
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.125% due 06/01/2058	1,250	1,363

NEW JERSEY 9.7%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2042	1,250	1,475
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2026	250	297
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2037	700	798
New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2022	1,500	1,585
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	250	302
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	1,000	1,102
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2037	500	570
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	626
5.000% due 06/01/2033	1,000	1,226

		7,981

NEW YORK 10.9%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.897% (0.67* US0001M + 0.820%) due 11/01/2026 ~	430	430
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2031	375	456
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,500	1,641
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 5.000% due 05/01/2037	345	429
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 07/01/2030	560	668

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2021 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	500	574
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,162
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	420	480
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2033	1,000	1,213
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	1,500	1,876

		8,929

OHIO 3.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,500	1,674
5.000% due 06/01/2034	1,000	1,267

		2,941

PENNSYLVANIA 6.0%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	1,000	919
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,236
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	1,000	1,067
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (b)	1,000	1,180
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	500	542

		4,944

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.679% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	935

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	230

TEXAS 10.1%
Irving Hospital Authority, Texas Revenue Bonds, Series 2017 1.150% (MUNIPSA + 1.100%) due 10/15/2044 ~	950	956
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,187
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2025	1,000	1,189
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	3,800	4,466
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.573% due 12/15/2026 ~	500	497

		8,295

WASHINGTON 2.1%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (b)	500	573
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,111

		1,684

WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013 5.000% due 07/01/2025	1,000	1,105

Total Municipal Bonds & Notes (Cost $74,968)		82,148

Total Investments in Securities (Cost $74,968)		82,148

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	132,510	1,307

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $1,307)	1,307

Total Investments in Affiliates (Cost $1,307)	1,307

Total Investments 101.9% (Cost $76,275)	$83,455
Other Assets and Liabilities, net (1.9)%	(1,582)

Net Assets 100.0%	$81,873

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$712	$0	$712
Arizona	0	1,349	0	1,349
California	0	7,387	0	7,387
Colorado	0	3,449	0	3,449
Connecticut	0	1,276	0	1,276
Florida	0	2,599	0	2,599
Georgia	0	2,290	0	2,290
Illinois	0	12,929	0	12,929
Indiana	0	548	0	548
Kansas	0	2,100	0	2,100
Kentucky	0	1,340	0	1,340
Louisiana	0	669	0	669
Massachusetts	0	2,779	0	2,779
Michigan	0	4,314	0	4,314
Nevada	0	1,363	0	1,363
New Jersey	0	7,981	0	7,981
New York	0	8,929	0	8,929
Ohio	0	2,941	0	2,941
Pennsylvania	0	4,944	0	4,944
Puerto Rico	0	935	0	935
Tennessee	0	230	0	230
Texas	0	8,295	0	8,295
Washington	0	1,684	0	1,684
Wisconsin	0	1,105	0	1,105

	$0	$82,148	$0	$82,148
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,307	$0	$0	$1,307

Total Investments	$1,307	$82,148	$0	$83,455

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio's shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class less any liabilities by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non U.S. security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Pacific Investment Management Company LLC (the “Adviser”), the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps

Notes to Financial Statements (Cont.)

and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of March 31, 2021, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated issuers for the period ended March 31, 2021 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$1,404	$14,100	$(7,900)	$0	$0	$7,604	$0	$0
PIMCO Fixed Income SHares: Series LD	2,809	28,401	(29,400)	0	0	1,810	1	0
PIMCO Fixed Income SHares: Series M	154	16,703	(16,700)	(1)	0	156	3	0
PIMCO Fixed Income SHares: Series TE	502	4,101	(3,296)	1	(1)	1,307	1	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	FOB	Credit Suisse Securities (USA) LLC	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	TDL	Toronto Dominion Bank London
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
DBL	Deutsche Bank AG London	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwanese Dollar
COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
BBSW3M	3 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0001M	ICE 1-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	ICE 3-Month USD LIBOR
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate